UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2008

Item 1. Reports to Stockholders

Fidelity Fifty®

Semiannual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Actual	.77%	$ 1,000.00	$ 556.10	$ 3.02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.32	$ 3.92

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the aver-
age account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Anheuser-Busch InBev NV	6.9	0.0
QUALCOMM, Inc.	5.3	1.9
Fiserv, Inc.	5.0	2.5
DeVry, Inc.	4.7	2.0
Exxon Mobil Corp.	4.3	0.0
The DIRECTV Group, Inc.	3.7	0.0
CVS Caremark Corp.	3.6	3.0
Express Scripts, Inc.	3.6	2.2
Electronic Arts, Inc.	3.6	0.0
Wal-Mart Stores, Inc.	3.5	0.0
	44.2
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.4	14.7
Consumer Staples	17.1	6.2
Consumer Discretionary	17.1	10.4
Health Care	15.2	5.8
Energy	12.3	26.5
Asset Allocation (% of fund's net assets)
As of December 31, 2008 *		As of June 30, 2008 **
	Stocks 99.1%		Stocks 95.3%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	14.5%	** Foreign investments	17.9%

Semiannual Report

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 17.1%
Diversified Consumer Services - 5.1%
American Public Education, Inc. (a)	67,600	$ 2,514,044
DeVry, Inc.	528,400	30,335,444
		32,849,488
Hotels, Restaurants & Leisure - 6.5%
International Game Technology	1,800,629	21,409,479
Las Vegas Sands Corp. unit (a)	74,600	7,721,100
McDonald's Corp.	208,000	12,935,520
		42,066,099
Media - 4.7%
The DIRECTV Group, Inc. (a)	1,042,918	23,893,251
The Walt Disney Co.	270,145	6,129,590
		30,022,841
Specialty Retail - 0.8%
Staples, Inc.	270,900	4,854,528
TOTAL CONSUMER DISCRETIONARY		109,792,956
CONSUMER STAPLES - 17.1%
Beverages - 10.0%
Anheuser-Busch InBev NV	1,904,108	44,429,519
Anheuser-Busch InBev NV (strip VVPR) (a)	1,924,936	11,130
Molson Coors Brewing Co. Class B	407,666	19,943,021
		64,383,670
Food & Staples Retailing - 7.1%
CVS Caremark Corp.	808,662	23,240,946
Wal-Mart Stores, Inc.	396,101	22,205,422
		45,446,368
TOTAL CONSUMER STAPLES		109,830,038
ENERGY - 12.3%
Energy Equipment & Services - 1.8%
BJ Services Co.	719,000	8,390,730
Patterson-UTI Energy, Inc.	299,700	3,449,547
		11,840,277
Oil, Gas & Consumable Fuels - 10.5%
Chevron Corp.	160,800	11,894,376
ConocoPhillips	118,400	6,133,120
CONSOL Energy, Inc.	206,300	5,896,054
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	388,300	$ 4,240,236
EOG Resources, Inc.	42,261	2,813,737
Exxon Mobil Corp.	349,500	27,900,585
Hess Corp.	103,100	5,530,284
Southwestern Energy Co. (a)	103,000	2,983,910
		67,392,302
TOTAL ENERGY		79,232,579
FINANCIALS - 11.5%
Capital Markets - 5.2%
Ashmore Global Opps Ltd.	1,032,520	6,917,884
Ashmore Group PLC	3,720,690	7,292,594
Greenhill & Co., Inc. (d)	93,085	6,494,540
Morgan Stanley	398,600	6,393,544
State Street Corp.	165,800	6,520,914
		33,619,476
Commercial Banks - 1.4%
Wells Fargo & Co.	302,691	8,923,331
Insurance - 4.9%
ACE Ltd.	255,500	13,521,060
Everest Re Group Ltd.	134,000	10,202,760
The Chubb Corp.	157,500	8,032,500
		31,756,320
TOTAL FINANCIALS		74,299,127
HEALTH CARE - 15.2%
Biotechnology - 3.1%
Amgen, Inc. (a)	172,252	9,947,553
Cephalon, Inc. (a)(d)	129,400	9,968,976
		19,916,529
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	122,000	6,537,980
Edwards Lifesciences Corp. (a)	255,710	14,051,265
		20,589,245
Health Care Providers & Services - 3.6%
Express Scripts, Inc. (a)	421,500	23,174,070
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.3%
Abbott Laboratories	242,500	$ 12,942,225
Merck & Co., Inc.	687,000	20,884,800
		33,827,025
TOTAL HEALTH CARE		97,506,869
INDUSTRIALS - 6.0%
Airlines - 2.5%
Allegiant Travel Co. (a)	232,900	11,311,953
AMR Corp. (a)	440,820	4,703,549
		16,015,502
Commercial Services & Supplies - 2.1%
Waste Management, Inc.	407,400	13,501,236
Professional Services - 1.4%
FTI Consulting, Inc. (a)(d)	209,768	9,372,434
TOTAL INDUSTRIALS		38,889,172
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 6.2%
Cisco Systems, Inc. (a)	367,488	5,990,054
QUALCOMM, Inc.	940,386	33,694,030
		39,684,084
Computers & Peripherals - 0.9%
Apple, Inc. (a)	71,500	6,102,525
IT Services - 5.0%
Fiserv, Inc. (a)(d)	886,400	32,238,368
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,370,300	10,825,370
Software - 3.6%
Electronic Arts, Inc. (a)	1,432,900	22,983,716
TOTAL INFORMATION TECHNOLOGY		111,834,063
MATERIALS - 0.8%
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc. Class B	204,600	5,000,424
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	114,900	$ 3,274,650
UTILITIES - 1.2%
Electric Utilities - 1.2%
Entergy Corp.	90,900	7,556,517
TOTAL COMMON STOCKS (Cost $669,491,242)		637,216,395
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 1.06% (b)	7,581,223	7,581,223
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	10,449,075	10,449,075
TOTAL MONEY MARKET FUNDS (Cost $18,030,298)		18,030,298
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $687,521,540)		655,246,693
NET OTHER ASSETS - (1.9)%		(12,006,336)
NET ASSETS - 100%		$ 643,240,357
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 176,175
Fidelity Securities Lending Cash Central Fund	256,991
Total	$ 433,166
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 655,246,693	$ 593,343,366	$ 54,182,227	$ 7,721,100
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	261,100
Cost of Purchases	7,460,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 7,721,100

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.5%
Belgium	6.9%
United Kingdom	2.2%
Switzerland	2.1%
Taiwan	1.7%
Bermuda	1.6%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending June 30, 2009 approximately $180,935,820 of losses recognized during the period November 1, 2007 to June 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,339,589) - See accompanying schedule: Unaffiliated issuers (cost $669,491,242)	$ 637,216,395
Fidelity Central Funds (cost $18,030,298)	18,030,298
Total Investments (cost $687,521,540)		$ 655,246,693
Receivable for fund shares sold		708,980
Dividends receivable		1,055,778
Distributions receivable from Fidelity Central Funds		173,672
Prepaid expenses		8,829
Other receivables		119,419
Total assets		657,313,371

Liabilities
Payable to custodian bank	$ 4,519
Payable for investments purchased	1,378,407
Payable for fund shares redeemed	1,942,731
Accrued management fee	81,440
Other affiliated payables	179,848
Other payables and accrued expenses	36,994
Collateral on securities loaned, at value	10,449,075
Total liabilities		14,073,014

Net Assets		$ 643,240,357
Net Assets consist of:
Paid in capital		$ 1,292,722,616
Accumulated net investment loss		(51,287)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(617,160,662)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(32,270,310)
Net Assets, for 58,360,538 shares outstanding		$ 643,240,357
Net Asset Value, offering price and redemption price per share ($643,240,357 ÷ 58,360,538 shares)		$ 11.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2008 (Unaudited)

Investment Income
Dividends		$ 5,836,543
Interest		876
Income from Fidelity Central Funds		433,166
Total income		6,270,585

Expenses
Management fee Basic fee	$ 2,537,784
Performance adjustment	(634,095)
Transfer agent fees	1,256,916
Accounting and security lending fees	154,813
Custodian fees and expenses	30,683
Independent trustees' compensation	2,582
Registration fees	24,081
Audit	29,402
Legal	5,620
Interest	10,600
Miscellaneous	66,762
Total expenses before reductions	3,485,148
Expense reductions	(104,093)	3,381,055
Net investment income (loss)		2,889,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(431,580,683)
Foreign currency transactions	(1,503,067)
Futures contracts	190,341
Total net realized gain (loss)		(432,893,409)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $61)	(126,175,084)
Assets and liabilities in foreign currencies	44,784
Total change in net unrealized appreciation (depreciation)		(126,130,300)
Net gain (loss)		(559,023,709)
Net increase (decrease) in net assets resulting from operations		$ (556,134,179)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2008 (Unaudited)	Year ended June 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,889,530	$ (1,250,250)
Net realized gain (loss)	(432,893,409)	(84,881,932)
Change in net unrealized appreciation (depreciation)	(126,130,300)	(66,457,417)
Net increase (decrease) in net assets resulting from operations	(556,134,179)	(152,589,599)
Distributions to shareholders from net investment income	(2,940,730)	(1,166,932)
Distributions to shareholders from net realized gain	(2,245,538)	(264,783,222)
Total distributions	(5,186,268)	(265,950,154)
Share transactions Proceeds from sales of shares	58,997,019	538,874,678
Reinvestment of distributions	5,069,294	259,377,085
Cost of shares redeemed	(161,982,567)	(564,686,677)
Net increase (decrease) in net assets resulting from share transactions	(97,916,254)	233,565,086
Total increase (decrease) in net assets	(659,236,701)	(184,974,667)

Net Assets
Beginning of period	1,302,477,058	1,487,451,725
End of period (including accumulated net investment loss of $51,287 and $87, respectively)	$ 643,240,357	$ 1,302,477,058
Other Information Shares
Sold	4,271,044	23,613,048
Issued in reinvestment of distributions	393,754	11,524,073
Redeemed	(11,575,219)	(26,883,343)
Net increase (decrease)	(6,910,421)	8,253,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended December 31, 2008

Years ended June 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 19.95	$ 26.09	$ 23.62	$ 20.07	$ 19.59	$ 17.90
Income from Investment Operations
Net investment income (loss) D	.05	(.02)	.07	.11 G	.07 H	(.05)
Net realized and unrealized gain (loss)	(8.89)	(1.85)	4.27	3.61	.49	1.77
Total from investment operations	(8.84)	(1.87)	4.34	3.72	.56	1.72
Distributions from net investment income	(.05)	(.02)	(.09)	(.01)	(.08)	(.03)
Distributions from net realized gain	(.04)	(4.25)	(1.78)	(.16)	-	-
Total distributions	(.09)	(4.27)	(1.87)	(.17)	(.08)	(.03)
Redemption fees added to paid in capital	-	-	- D, J, K	-D, K	-D, K	-D, K
Net asset value, end of period	$ 11.02	$ 19.95	$ 26.09	$ 23.62	$ 20.07	$ 19.59
Total Return B,C	(44.39)%	(8.50) %	20.47%	18.56%	2.85%	9.63%
Ratios to Average Net Assets E,I
Expenses before reductions	.77% A	.99%	.84%	.79%	.97%	1.05%
Expenses net of fee waivers, if any	.77% A	.99%	.84%	.79%	.97%	1.05%
Expenses net of all reductions	.75% A	.98%	.83%	.77%	.92%	.99%
Net investment income (loss)	.64% A	(.08)%	.30%	.46% G	.35% H	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 643,240	$ 1,302,477	$ 1,487,452	$ 1,195,648	$ 795,058	$ 926,174
Portfolio turnover rate F	452% A	173%	236%	107%	110%	161%

A Annualized  BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .27%. HInvestment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14) %. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J The redemption fee was eliminated during the year ended June 30, 2007. K Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2008 (Unaudited)

1. Organization.

Fidelity Fifty (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each

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3. Significant Accounting Policies - continued

Security Valuation - continued

business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 38,000,604
Unrealized depreciation	(100,977,457)
Net unrealized appreciation (depreciation)	$ (62,976,853)
Cost for federal income tax purposes	$ 718,223,546

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after Novem-
ber 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

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Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,076,369,382 and $2,116,881,870, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19,430 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,549,813	1.20%	$ 10,210

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Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,215 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $256,991.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $11,219,000. The weighted average interest rate was 1.25%. The interest expense amounted to $390 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

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10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $97,077 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $2,595 and $4,421, respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fifty

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Fifty

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Fifty

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

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In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FIF-USAN-0209
1.787779.105

Fidelity®
Fund

Semiannual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Fidelity Fund	.61%
Actual		$ 1,000.00	$ 664.20	$ 2.56
Hypothetical A		$ 1,000.00	$ 1,022.13	$ 3.11
Class K	.44%
Actual		$ 1,000.00	$ 665.00	$ 1.85
Hypothetical A		$ 1,000.00	$ 1,022.99	$ 2.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.5	2.2
Wells Fargo & Co.	2.5	0.6
Wal-Mart Stores, Inc.	2.5	1.7
Procter & Gamble Co.	2.3	0.9
Johnson & Johnson	2.1	0.4
Wyeth	2.0	1.7
General Electric Co.	1.9	0.0
Cisco Systems, Inc.	1.6	1.3
Chevron Corp.	1.5	1.0
Philip Morris International, Inc.	1.4	0.8
	22.3
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	15.0	10.2
Information Technology	14.7	17.1
Financials	13.8	12.0
Consumer Discretionary	11.4	6.9
Consumer Staples	11.1	7.9
Asset Allocation (% of fund's net assets)
As of December 31, 2008 *		As of June 30, 2008 **
	Stocks 92.7%		Stocks 93.8%
	Bonds 2.7%		Bonds 0.0%
	Convertible Securities 0.2%		Convertible Securities 0.6%
	Other Investments 1.5%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	7.5%	** Foreign investments	14.3%

Semiannual Report

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	1,155,200	$ 6,897
Diversified Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	580,900	12,733
Hotels, Restaurants & Leisure - 1.4%
Burger King Holdings, Inc.	421,700	10,070
Carnival Corp. unit	135,800	3,303
Marriott International, Inc. Class A	264,000	5,135
McDonald's Corp.	559,000	34,764
Royal Caribbean Cruises Ltd.	453,100	6,230
Starwood Hotels & Resorts Worldwide, Inc.	268,500	4,806
		64,308
Household Durables - 1.7%
Lennar Corp. Class A (d)	666,800	5,781
Mohawk Industries, Inc. (a)	419,300	18,017
Pulte Homes, Inc. (d)	1,854,500	20,270
Whirlpool Corp. (d)	784,200	32,427
		76,495
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	178,000	9,128
Media - 2.4%
Comcast Corp. Class A	1,621,200	27,366
McGraw-Hill Companies, Inc.	851,900	19,756
The Walt Disney Co.	1,490,100	33,810
Time Warner, Inc.	3,038,200	30,564
		111,496
Multiline Retail - 0.3%
Target Corp.	352,900	12,186
Specialty Retail - 3.0%
AutoZone, Inc. (a)	114,800	16,011
Best Buy Co., Inc.	798,300	22,440
Home Depot, Inc.	391,300	9,008
Lowe's Companies, Inc.	2,101,800	45,231
PetSmart, Inc.	434,451	8,016
Staples, Inc.	2,077,350	37,226
		137,932
Textiles, Apparel & Luxury Goods - 0.8%
Polo Ralph Lauren Corp. Class A	845,273	38,384
TOTAL CONSUMER DISCRETIONARY		469,559
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 11.0%
Beverages - 1.8%
PepsiCo, Inc.	890,690	$ 48,783
The Coca-Cola Co.	779,200	35,274
		84,057
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	455,200	23,898
CVS Caremark Corp.	842,000	24,199
Wal-Mart Stores, Inc.	1,999,300	112,081
		160,178
Food Products - 1.6%
Kellogg Co.	431,300	18,913
Lindt & Spruengli AG (participation certificate)	8,459	15,791
Nestle SA (Reg.)	969,724	38,311
		73,015
Household Products - 2.3%
Procter & Gamble Co.	1,719,544	106,302
Tobacco - 1.8%
British American Tobacco PLC sponsored ADR	291,700	15,443
Philip Morris International, Inc.	1,504,100	65,443
		80,886
TOTAL CONSUMER STAPLES		504,438
ENERGY - 10.4%
Energy Equipment & Services - 0.7%
Schlumberger Ltd. (NY Shares)	547,000	23,155
Transocean Ltd. (a)	203,933	9,636
		32,791
Oil, Gas & Consumable Fuels - 9.7%
Canadian Natural Resources Ltd.	340,100	13,627
Chesapeake Energy Corp.	732,300	11,841
Chevron Corp.	931,400	68,896
ConocoPhillips	632,500	32,764
Denbury Resources, Inc. (a)	621,700	6,789
Devon Energy Corp.	169,800	11,158
Exxon Mobil Corp.	2,592,000	206,921
Hess Corp.	254,900	13,673
Occidental Petroleum Corp.	779,800	46,780
Range Resources Corp.	112,300	3,862
Ultra Petroleum Corp. (a)	251,479	8,679
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	308,500	$ 6,676
Williams Companies, Inc.	823,700	11,927
		443,593
TOTAL ENERGY		476,384
FINANCIALS - 13.8%
Capital Markets - 4.0%
Bank of New York Mellon Corp.	1,209,800	34,274
Charles Schwab Corp.	857,900	13,872
Goldman Sachs Group, Inc.	357,000	30,127
Julius Baer Holding Ltd.	316,215	12,227
Lazard Ltd. Class A	514,500	15,301
Morgan Stanley	615,300	9,869
State Street Corp.	1,152,500	45,328
T. Rowe Price Group, Inc.	597,200	21,165
		182,163
Commercial Banks - 4.5%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.) (d)	696,600	8,081
First Horizon National Corp. (d)	1,113,587	11,771
PNC Financial Services Group, Inc.	431,300	21,134
Sumitomo Mitsui Financial Group, Inc.	5,761	25,953
U.S. Bancorp, Delaware	1,063,600	26,601
Wells Fargo & Co.	3,882,200	114,447
		207,987
Consumer Finance - 0.6%
American Express Co.	643,192	11,931
Capital One Financial Corp.	500,500	15,961
		27,892
Diversified Financial Services - 3.6%
Bank of America Corp.	4,134,765	58,217
Citigroup, Inc.	6,019,000	40,387
JPMorgan Chase & Co.	2,034,200	64,138
		162,742
Insurance - 0.9%
AFLAC, Inc.	351,100	16,094
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	131	$ 12,655
MetLife, Inc.	284,100	9,904
		38,653
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	683,800	10,913
TOTAL FINANCIALS		630,350
HEALTH CARE - 14.3%
Biotechnology - 4.6%
Amgen, Inc. (a)	954,200	55,105
Cephalon, Inc. (a)	267,200	20,585
CSL Ltd.	929,520	22,358
Genentech, Inc. (a)	784,700	65,059
Gilead Sciences, Inc. (a)	919,000	46,998
		210,105
Health Care Equipment & Supplies - 2.6%
C.R. Bard, Inc.	561,900	47,346
Covidien Ltd.	1,106,300	40,092
St. Jude Medical, Inc. (a)	923,000	30,422
		117,860
Health Care Providers & Services - 1.0%
Medco Health Solutions, Inc. (a)	1,092,900	45,803
Pharmaceuticals - 6.1%
Abbott Laboratories	930,600	49,666
Allergan, Inc.	181,000	7,298
Elan Corp. PLC sponsored ADR (a)	1,954,296	11,726
Johnson & Johnson	1,641,200	98,193
Merck & Co., Inc.	691,700	21,028
Wyeth	2,446,240	91,758
		279,669
TOTAL HEALTH CARE		653,437
INDUSTRIALS - 10.4%
Aerospace & Defense - 3.1%
General Dynamics Corp.	474,900	27,349
Honeywell International, Inc.	685,800	22,515
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	754,230	$ 63,416
Raytheon Co.	530,800	27,092
		140,372
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	633,500	34,944
Building Products - 0.4%
Masco Corp.	1,904,700	21,199
Commercial Services & Supplies - 0.7%
Stericycle, Inc. (a)	298,100	15,525
The Brink's Co.	580,900	15,615
		31,140
Construction & Engineering - 0.6%
Quanta Services, Inc. (a)(d)	1,247,000	24,691
Shaw Group, Inc. (a)	99,188	2,030
		26,721
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	384,700	11,245
Industrial Conglomerates - 1.9%
General Electric Co.	5,473,400	88,669
Machinery - 1.7%
Briggs & Stratton Corp.	251,400	4,422
Cummins, Inc.	541,600	14,477
Danaher Corp.	304,900	17,260
Deere & Co.	253,200	9,703
Illinois Tool Works, Inc.	476,100	16,687
Navistar International Corp. (a)	296,800	6,346
PACCAR, Inc.	307,000	8,780
Sulzer AG (Reg.)	22,036	1,269
		78,944
Professional Services - 0.3%
Manpower, Inc.	344,900	11,723
Monster Worldwide, Inc. (a)	113,200	1,369
		13,092
Road & Rail - 0.4%
Union Pacific Corp.	352,600	16,854
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
GATX Corp.	471,800	$ 14,612
TOTAL INDUSTRIALS		477,792
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	4,457,676	72,660
QUALCOMM, Inc.	1,348,100	48,302
		120,962
Computers & Peripherals - 3.0%
Apple, Inc. (a)	489,000	41,736
Hewlett-Packard Co.	1,544,000	56,032
International Business Machines Corp.	381,400	32,099
NCR Corp. (a)	574,621	8,125
		137,992
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	1,541,138	36,956
Arrow Electronics, Inc. (a)	815,100	15,356
		52,312
Internet Software & Services - 0.7%
Google, Inc. Class A (sub. vtg.) (a)	110,485	33,991
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	479,900	8,667
Visa, Inc.	715,800	37,544
		46,211
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	3,976,400	40,281
Intel Corp.	2,871,200	42,092
KLA-Tencor Corp.	392,500	8,553
Lam Research Corp. (a)	754,200	16,049
MEMC Electronic Materials, Inc. (a)	394,500	5,633
Skyworks Solutions, Inc. (a)	1,040,534	5,765
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,627,586	20,758
Texas Instruments, Inc.	1,135,400	17,621
Xilinx, Inc.	665,300	11,856
		168,608
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.0%
Microsoft Corp.	2,444,800	$ 47,527
Oracle Corp. (a)	2,444,600	43,343
		90,870
TOTAL INFORMATION TECHNOLOGY		650,946
MATERIALS - 4.0%
Chemicals - 3.0%
Albemarle Corp.	452,100	10,082
E.I. du Pont de Nemours & Co.	639,800	16,187
Ecolab, Inc.	240,800	8,464
FMC Corp.	583,500	26,100
Monsanto Co.	863,267	60,731
Praxair, Inc.	185,622	11,019
Solutia, Inc. (a)	900,000	4,050
		136,633
Construction Materials - 0.4%
Vulcan Materials Co. (d)	260,300	18,112
Containers & Packaging - 0.1%
Sealed Air Corp.	141,700	2,117
Metals & Mining - 0.5%
Goldcorp, Inc.	442,100	13,949
Newcrest Mining Ltd.	447,353	10,861
		24,810
TOTAL MATERIALS		181,672
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	2,060,395	58,721
Verizon Communications, Inc.	1,459,100	49,463
		108,184
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	381,900	11,197
TOTAL TELECOMMUNICATION SERVICES		119,381
UTILITIES - 1.7%
Electric Utilities - 1.5%
Entergy Corp.	328,900	27,341
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	488,800	$ 27,182
FirstEnergy Corp.	279,800	13,593
		68,116
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	489,400	11,418
TOTAL UTILITIES		79,534
TOTAL COMMON STOCKS (Cost $5,119,340)		4,243,493
Corporate Bonds - 2.9%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 19,400	11,702
Nonconvertible Bonds - 2.7%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc.:
5.875% 2/27/14	12,000	7,530
13% 11/15/13 (e)	3,810	3,648
		11,178
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (e)	10,000	7,550
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	10,000	4,200
		11,750
Specialty Retail - 0.1%
Sally Holdings LLC 9.25% 11/15/14	5,000	4,100
TOTAL CONSUMER DISCRETIONARY		27,028
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 9/1/16	$ 4,905	$ 4,635
7.25% 5/15/17	1,225	1,158
		5,793
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.:
6.5% 8/15/17	4,655	3,584
6.625% 1/15/16	355	280
6.875% 1/15/16	2,425	1,964
		5,828
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Rouse Co. 5.375% 11/26/13	190	60
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA, Inc. 9.25% 11/15/16	10,000	9,150
Tenet Healthcare Corp. 9.875% 7/1/14	10,000	8,050
		17,200
INDUSTRIALS - 0.4%
Building Products - 0.1%
Nortek, Inc. 10% 12/1/13	10,000	6,850
Commercial Services & Supplies - 0.2%
ARAMARK Corp. 8.5% 2/1/15	10,000	8,900
Trading Companies & Distributors - 0.1%
VWR Funding, Inc. 10.25% 7/15/15	5,000	2,850
TOTAL INDUSTRIALS		18,600
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (e)	9,335	6,464
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
SunGard Data Systems, Inc. 9.125% 8/15/13	$ 10,000	$ 8,300
TOTAL INFORMATION TECHNOLOGY		14,764
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	10,000	8,050
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Level 3 Financing, Inc. 9.25% 11/1/14	5,235	2,670
Wireless Telecommunication Services - 0.5%
Cricket Communications, Inc. 9.375% 11/1/14	10,000	8,200
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16 (e)	15,000	13,725
		21,925
TOTAL TELECOMMUNICATION SERVICES		24,595
TOTAL NONCONVERTIBLE BONDS		121,918
TOTAL CORPORATE BONDS (Cost $133,225)		133,620
Floating Rate Loans - 1.5%

CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.0%
Thomson Learning, Inc. term loan 2.96% 7/5/14 (f)	2,150	1,392
Media - 0.3%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.0596% 3/6/14 (f)	9,975	7,381
VNU, Inc. term loan 4.2434% 8/9/13 (f)	11,969	8,079
		15,460
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Dollar General Corp. Tranche B1, term loan 5.2862% 7/6/14 (f)	$ 10,000	$ 7,700
TOTAL CONSUMER DISCRETIONARY		24,552
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
term loan 4.4454% 7/25/14 (f)	9,704	7,472
Tranche DD, term loan 1.8013% 7/25/14 (f)(g)	496	382
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (f)	9,975	7,680
		15,534
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. term loan 2.9613% 6/29/14 (f)	2,620	1,651
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 5.6032% 10/10/14 (f)	11,970	8,379
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 3.6819% 12/20/12 (f)	9,281	7,610
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche D, term loan 4.335% 3/29/14 (f)	14,962	11,109
TOTAL FLOATING RATE LOANS (Cost $72,190)		68,835
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 1.06% (b)	117,446,889	117,447
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	62,029,025	62,029
TOTAL MONEY MARKET FUNDS (Cost $179,476)		179,476
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $27)	$ 27	$ 27
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,504,258)		4,625,451
NET OTHER ASSETS - (1.0)%		(47,909)
NET ASSETS - 100%		$ 4,577,542
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,587,000 or 0.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $487,000 and $375,000, respectively.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$27,000 due 1/02/09 at 0.01%
BNP Paribas Securities Corp.	$ 0
Banc of America Securities LLC	3
Goldman, Sachs & Co.	18
UBS Securities LLC	6
$ 27
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,194
Fidelity Securities Lending Cash Central Fund	528
Total	$ 2,722
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,625,451	$ 4,296,199	$ 303,299	$ 25,953
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 0
Total Realized Gain (Loss)	(4,801)
Total Unrealized Gain (Loss)	(17,817)
Cost of Purchases	31,849
Proceeds of Sales	(4,448)
Amortization/Accretion	0
Transfer in/out of Level 3	21,170
Ending Balance	$ 25,953

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $61,408 and repurchase agreements of $27) - See accompanying schedule: Unaffiliated issuers (cost $5,324,782)	$ 4,445,975
Fidelity Central Funds (cost $179,476)	179,476
Total Investments (cost $5,504,258)		$ 4,625,451
Cash		740
Receivable for investments sold		13,431
Receivable for fund shares sold		9,061
Dividends receivable		7,846
Interest receivable		3,767
Distributions receivable from Fidelity Central Funds		229
Prepaid expenses		60
Other receivables		147
Total assets		4,660,732

Liabilities
Payable for investments purchased	$ 11,680
Payable for fund shares redeemed	6,842
Accrued management fee	1,321
Other affiliated payables	1,120
Other payables and accrued expenses	198
Collateral on securities loaned, at value	62,029
Total liabilities		83,190

Net Assets		$ 4,577,542
Net Assets consist of:
Paid in capital		$ 6,297,977
Undistributed net investment income		1,322
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(842,963)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(878,794)
Net Assets		$ 4,577,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008 (Unaudited)

Fidelity: Net Asset Value, offering price and redemption price per share ($4,398,294 ÷ 193,218 shares)	$ 22.76

Class K: Net Asset Value, offering price and redemption price per share ($179,248 ÷ 7,877 shares)	$ 22.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended December 31, 2008 (Unaudited)

Investment Income
Dividends		$ 54,164
Interest		4,495
Income from Fidelity Central Funds		2,722
Total income		61,381

Expenses
Management fee	$ 9,999
Transfer agent fees	6,317
Accounting and security lending fees	564
Custodian fees and expenses	73
Independent trustees' compensation	13
Registration fees	66
Audit	47
Legal	37
Miscellaneous	284
Total expenses before reductions	17,400
Expense reductions	(42)	17,358
Net investment income (loss)		44,023
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(810,606)
Foreign currency transactions	(320)
Total net realized gain (loss)		(810,926)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,610,497)
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		(1,610,490)
Net gain (loss)		(2,421,416)
Net increase (decrease) in net assets resulting from operations		$ (2,377,393)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2008 (Unaudited)	Year ended June 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,023	$ 72,684
Net realized gain (loss)	(810,926)	467,755
Change in net unrealized appreciation (depreciation)	(1,610,490)	(825,272)
Net increase (decrease) in net assets resulting from operations	(2,377,393)	(284,833)
Distributions to shareholders from net investment income	(61,882)	(72,940)
Distributions to shareholders from net realized gain	(199,008)	(310,354)
Total distributions	(260,890)	(383,294)
Share transactions - net increase (decrease)	42,156	423,387
Total increase (decrease) in net assets	(2,596,127)	(244,740)

Net Assets
Beginning of period	7,173,669	7,418,409
End of period (including undistributed net investment income of $1,322 and undistributed net investment income of $19,181, respectively)	$ 4,577,542	$ 7,173,669

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

Six months endedDecember 31, 2008

Years ended June 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 35.69	$ 38.98	$ 32.55	$ 29.74	$ 28.81	$ 24.46
Income from Investment Operations
Net investment income (loss)D	.22	.37	.30	.28	.44 G	.24
Net realized and unrealized gain (loss)	(11.85)	(1.65)	6.45	2.80	.87	4.35
Total from investment operations	(11.63)	(1.28)	6.75	3.08	1.31	4.59
Distributions from net investment income	(.31)	(.38)	(.32)	(.27)	(.38)	(.24)
Distributions from net realized gain	(.99)	(1.63)	-	-	-	-
Total distributions	(1.30)	(2.01)	(.32)	(.27)	(.38)	(.24)
Net asset value, end of period	$ 22.76	$ 35.69	$ 38.98	$ 32.55	$ 29.74	$ 28.81
Total Return B,C	(33.58)%	(3.73)%	20.86%	10.40%	4.58%	18.81%
Ratios to Average Net Assets E,H
Expenses before reductions	.61% A	.56%	.57%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.61% A	.56%	.57%	.59%	.60%	.61%
Expenses net of all reductions	.61% A	.55%	.56%	.56%	.57%	.59%
Net investment income (loss)	1.55% A	.98%	.86%	.87%	1.52% G	.89%
Supplemental Data
Net assets, end of period (in millions)	$ 4,398	$ 7,174	$ 7,418	$ 8,284	$ 10,178	$ 10,499
Portfolio turnover rate F	84% A	80%	50%	72%	74%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended December 31, 2008

Period ended June 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 35.70	$ 37.54
Income from Investment Operations
Net investment income (loss) D	.20	.05
Net realized and unrealized gain (loss)	(11.81)	(1.89)
Total from investment operations	(11.61)	(1.84)
Distributions from net investment income	(.34)	-
Distributions from net realized gain	(.99)	-
Total distributions	(1.33)	-
Net asset value, end of period	$ 22.76	$ 35.70
Total Return B,C	(33.50)%	(4.90)%
Ratios to Average Net Assets E,H
Expenses before reductions	.44% A	.43% A
Expenses net of fee waivers, if any	.44% A	.43% A
Expenses net of all reductions	.44% A	.43% A
Net investment income (loss)	1.72% A	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,248	$ 95
Portfolio turnover rate F	84% A	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. After the commencement of Class K, the Fund began offering conversion privileges between Fidelity Fund and Class K to eligible shareholders of Fidelity Fund. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 261,012
Unrealized depreciation	(1,167,455)
Net unrealized appreciation (depreciation)	$ (906,443)
Cost for federal income tax purposes	$ 5,531,894

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,485,570 and $2,384,746, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Fidelity Fund	6,306.22
Class K	11.05
	$ 6,317

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $7

Semiannual Report

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $528.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Fund	$ 21

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2008	Year ended June 30, 2008
From net investment income
Fidelity Fund	$ 60,642	$ 72,940
Class K	1,240	-
Total	$ 61,882	$ 72,940
From net realized gain
Fidelity Fund	$ 199,005	$ 310,354
Class K	3	-
Total	$ 199,008	$ 310,354

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2008	Year ended June 30, 2008 A	Six months ended December 31, 2008	Year ended June 30, 2008 A
Fidelity Fund
Shares sold	16,727	34,776	$ 453,465	$ 1,322,511
Conversion to Class K	(8,944)	-	(220,404)	-
Reinvestment of distributions	7,748	9,112	244,485	359,856
Shares redeemed	(23,301)	(33,213)	(629,681)	(1,259,080)
Net increase (decrease)	(7,770)	10,675	$ (152,135)	$ 423,287
Class K
Shares sold	185	3	$ 4,357	$ 100
Conversion from Fidelity Fund	8,941	-	220,404	-
Reinvestment of distributions	54	-	1,243	-
Shares redeemed	(1,306)	-	(31,713)	-
Net increase (decrease)	7,874	3	$ 194,291	$ 100

A Share transactions for Class K are for the period May 9, 2008 to June 30, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 5% means that 95% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

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Fidelity Investments
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Covington, KY 41015

General Correspondence

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P.O. Box 500
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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

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FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

FID-USAN-0209
1.787780.105

Fidelity®
Fund -
Class K

Semiannual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Fidelity Fund	.61%
Actual		$ 1,000.00	$ 664.20	$ 2.56
Hypothetical A		$ 1,000.00	$ 1,022.13	$ 3.11
Class K	.44%
Actual		$ 1,000.00	$ 665.00	$ 1.85
Hypothetical A		$ 1,000.00	$ 1,022.99	$ 2.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.5	2.2
Wells Fargo & Co.	2.5	0.6
Wal-Mart Stores, Inc.	2.5	1.7
Procter & Gamble Co.	2.3	0.9
Johnson & Johnson	2.1	0.4
Wyeth	2.0	1.7
General Electric Co.	1.9	0.0
Cisco Systems, Inc.	1.6	1.3
Chevron Corp.	1.5	1.0
Philip Morris International, Inc.	1.4	0.8
	22.3
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	15.0	10.2
Information Technology	14.7	17.1
Financials	13.8	12.0
Consumer Discretionary	11.4	6.9
Consumer Staples	11.1	7.9
Asset Allocation (% of fund's net assets)
As of December 31, 2008 *		As of June 30, 2008 **
	Stocks 92.7%		Stocks 93.8%
	Bonds 2.7%		Bonds 0.0%
	Convertible Securities 0.2%		Convertible Securities 0.6%
	Other Investments 1.5%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	7.5%	** Foreign investments	14.3%

Semiannual Report

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	1,155,200	$ 6,897
Diversified Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	580,900	12,733
Hotels, Restaurants & Leisure - 1.4%
Burger King Holdings, Inc.	421,700	10,070
Carnival Corp. unit	135,800	3,303
Marriott International, Inc. Class A	264,000	5,135
McDonald's Corp.	559,000	34,764
Royal Caribbean Cruises Ltd.	453,100	6,230
Starwood Hotels & Resorts Worldwide, Inc.	268,500	4,806
		64,308
Household Durables - 1.7%
Lennar Corp. Class A (d)	666,800	5,781
Mohawk Industries, Inc. (a)	419,300	18,017
Pulte Homes, Inc. (d)	1,854,500	20,270
Whirlpool Corp. (d)	784,200	32,427
		76,495
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	178,000	9,128
Media - 2.4%
Comcast Corp. Class A	1,621,200	27,366
McGraw-Hill Companies, Inc.	851,900	19,756
The Walt Disney Co.	1,490,100	33,810
Time Warner, Inc.	3,038,200	30,564
		111,496
Multiline Retail - 0.3%
Target Corp.	352,900	12,186
Specialty Retail - 3.0%
AutoZone, Inc. (a)	114,800	16,011
Best Buy Co., Inc.	798,300	22,440
Home Depot, Inc.	391,300	9,008
Lowe's Companies, Inc.	2,101,800	45,231
PetSmart, Inc.	434,451	8,016
Staples, Inc.	2,077,350	37,226
		137,932
Textiles, Apparel & Luxury Goods - 0.8%
Polo Ralph Lauren Corp. Class A	845,273	38,384
TOTAL CONSUMER DISCRETIONARY		469,559
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 11.0%
Beverages - 1.8%
PepsiCo, Inc.	890,690	$ 48,783
The Coca-Cola Co.	779,200	35,274
		84,057
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	455,200	23,898
CVS Caremark Corp.	842,000	24,199
Wal-Mart Stores, Inc.	1,999,300	112,081
		160,178
Food Products - 1.6%
Kellogg Co.	431,300	18,913
Lindt & Spruengli AG (participation certificate)	8,459	15,791
Nestle SA (Reg.)	969,724	38,311
		73,015
Household Products - 2.3%
Procter & Gamble Co.	1,719,544	106,302
Tobacco - 1.8%
British American Tobacco PLC sponsored ADR	291,700	15,443
Philip Morris International, Inc.	1,504,100	65,443
		80,886
TOTAL CONSUMER STAPLES		504,438
ENERGY - 10.4%
Energy Equipment & Services - 0.7%
Schlumberger Ltd. (NY Shares)	547,000	23,155
Transocean Ltd. (a)	203,933	9,636
		32,791
Oil, Gas & Consumable Fuels - 9.7%
Canadian Natural Resources Ltd.	340,100	13,627
Chesapeake Energy Corp.	732,300	11,841
Chevron Corp.	931,400	68,896
ConocoPhillips	632,500	32,764
Denbury Resources, Inc. (a)	621,700	6,789
Devon Energy Corp.	169,800	11,158
Exxon Mobil Corp.	2,592,000	206,921
Hess Corp.	254,900	13,673
Occidental Petroleum Corp.	779,800	46,780
Range Resources Corp.	112,300	3,862
Ultra Petroleum Corp. (a)	251,479	8,679
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	308,500	$ 6,676
Williams Companies, Inc.	823,700	11,927
		443,593
TOTAL ENERGY		476,384
FINANCIALS - 13.8%
Capital Markets - 4.0%
Bank of New York Mellon Corp.	1,209,800	34,274
Charles Schwab Corp.	857,900	13,872
Goldman Sachs Group, Inc.	357,000	30,127
Julius Baer Holding Ltd.	316,215	12,227
Lazard Ltd. Class A	514,500	15,301
Morgan Stanley	615,300	9,869
State Street Corp.	1,152,500	45,328
T. Rowe Price Group, Inc.	597,200	21,165
		182,163
Commercial Banks - 4.5%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.) (d)	696,600	8,081
First Horizon National Corp. (d)	1,113,587	11,771
PNC Financial Services Group, Inc.	431,300	21,134
Sumitomo Mitsui Financial Group, Inc.	5,761	25,953
U.S. Bancorp, Delaware	1,063,600	26,601
Wells Fargo & Co.	3,882,200	114,447
		207,987
Consumer Finance - 0.6%
American Express Co.	643,192	11,931
Capital One Financial Corp.	500,500	15,961
		27,892
Diversified Financial Services - 3.6%
Bank of America Corp.	4,134,765	58,217
Citigroup, Inc.	6,019,000	40,387
JPMorgan Chase & Co.	2,034,200	64,138
		162,742
Insurance - 0.9%
AFLAC, Inc.	351,100	16,094
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	131	$ 12,655
MetLife, Inc.	284,100	9,904
		38,653
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	683,800	10,913
TOTAL FINANCIALS		630,350
HEALTH CARE - 14.3%
Biotechnology - 4.6%
Amgen, Inc. (a)	954,200	55,105
Cephalon, Inc. (a)	267,200	20,585
CSL Ltd.	929,520	22,358
Genentech, Inc. (a)	784,700	65,059
Gilead Sciences, Inc. (a)	919,000	46,998
		210,105
Health Care Equipment & Supplies - 2.6%
C.R. Bard, Inc.	561,900	47,346
Covidien Ltd.	1,106,300	40,092
St. Jude Medical, Inc. (a)	923,000	30,422
		117,860
Health Care Providers & Services - 1.0%
Medco Health Solutions, Inc. (a)	1,092,900	45,803
Pharmaceuticals - 6.1%
Abbott Laboratories	930,600	49,666
Allergan, Inc.	181,000	7,298
Elan Corp. PLC sponsored ADR (a)	1,954,296	11,726
Johnson & Johnson	1,641,200	98,193
Merck & Co., Inc.	691,700	21,028
Wyeth	2,446,240	91,758
		279,669
TOTAL HEALTH CARE		653,437
INDUSTRIALS - 10.4%
Aerospace & Defense - 3.1%
General Dynamics Corp.	474,900	27,349
Honeywell International, Inc.	685,800	22,515
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	754,230	$ 63,416
Raytheon Co.	530,800	27,092
		140,372
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	633,500	34,944
Building Products - 0.4%
Masco Corp.	1,904,700	21,199
Commercial Services & Supplies - 0.7%
Stericycle, Inc. (a)	298,100	15,525
The Brink's Co.	580,900	15,615
		31,140
Construction & Engineering - 0.6%
Quanta Services, Inc. (a)(d)	1,247,000	24,691
Shaw Group, Inc. (a)	99,188	2,030
		26,721
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	384,700	11,245
Industrial Conglomerates - 1.9%
General Electric Co.	5,473,400	88,669
Machinery - 1.7%
Briggs & Stratton Corp.	251,400	4,422
Cummins, Inc.	541,600	14,477
Danaher Corp.	304,900	17,260
Deere & Co.	253,200	9,703
Illinois Tool Works, Inc.	476,100	16,687
Navistar International Corp. (a)	296,800	6,346
PACCAR, Inc.	307,000	8,780
Sulzer AG (Reg.)	22,036	1,269
		78,944
Professional Services - 0.3%
Manpower, Inc.	344,900	11,723
Monster Worldwide, Inc. (a)	113,200	1,369
		13,092
Road & Rail - 0.4%
Union Pacific Corp.	352,600	16,854
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
GATX Corp.	471,800	$ 14,612
TOTAL INDUSTRIALS		477,792
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	4,457,676	72,660
QUALCOMM, Inc.	1,348,100	48,302
		120,962
Computers & Peripherals - 3.0%
Apple, Inc. (a)	489,000	41,736
Hewlett-Packard Co.	1,544,000	56,032
International Business Machines Corp.	381,400	32,099
NCR Corp. (a)	574,621	8,125
		137,992
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	1,541,138	36,956
Arrow Electronics, Inc. (a)	815,100	15,356
		52,312
Internet Software & Services - 0.7%
Google, Inc. Class A (sub. vtg.) (a)	110,485	33,991
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	479,900	8,667
Visa, Inc.	715,800	37,544
		46,211
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	3,976,400	40,281
Intel Corp.	2,871,200	42,092
KLA-Tencor Corp.	392,500	8,553
Lam Research Corp. (a)	754,200	16,049
MEMC Electronic Materials, Inc. (a)	394,500	5,633
Skyworks Solutions, Inc. (a)	1,040,534	5,765
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,627,586	20,758
Texas Instruments, Inc.	1,135,400	17,621
Xilinx, Inc.	665,300	11,856
		168,608
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.0%
Microsoft Corp.	2,444,800	$ 47,527
Oracle Corp. (a)	2,444,600	43,343
		90,870
TOTAL INFORMATION TECHNOLOGY		650,946
MATERIALS - 4.0%
Chemicals - 3.0%
Albemarle Corp.	452,100	10,082
E.I. du Pont de Nemours & Co.	639,800	16,187
Ecolab, Inc.	240,800	8,464
FMC Corp.	583,500	26,100
Monsanto Co.	863,267	60,731
Praxair, Inc.	185,622	11,019
Solutia, Inc. (a)	900,000	4,050
		136,633
Construction Materials - 0.4%
Vulcan Materials Co. (d)	260,300	18,112
Containers & Packaging - 0.1%
Sealed Air Corp.	141,700	2,117
Metals & Mining - 0.5%
Goldcorp, Inc.	442,100	13,949
Newcrest Mining Ltd.	447,353	10,861
		24,810
TOTAL MATERIALS		181,672
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	2,060,395	58,721
Verizon Communications, Inc.	1,459,100	49,463
		108,184
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	381,900	11,197
TOTAL TELECOMMUNICATION SERVICES		119,381
UTILITIES - 1.7%
Electric Utilities - 1.5%
Entergy Corp.	328,900	27,341
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	488,800	$ 27,182
FirstEnergy Corp.	279,800	13,593
		68,116
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	489,400	11,418
TOTAL UTILITIES		79,534
TOTAL COMMON STOCKS (Cost $5,119,340)		4,243,493
Corporate Bonds - 2.9%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 19,400	11,702
Nonconvertible Bonds - 2.7%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc.:
5.875% 2/27/14	12,000	7,530
13% 11/15/13 (e)	3,810	3,648
		11,178
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (e)	10,000	7,550
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	10,000	4,200
		11,750
Specialty Retail - 0.1%
Sally Holdings LLC 9.25% 11/15/14	5,000	4,100
TOTAL CONSUMER DISCRETIONARY		27,028
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 9/1/16	$ 4,905	$ 4,635
7.25% 5/15/17	1,225	1,158
		5,793
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.:
6.5% 8/15/17	4,655	3,584
6.625% 1/15/16	355	280
6.875% 1/15/16	2,425	1,964
		5,828
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Rouse Co. 5.375% 11/26/13	190	60
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA, Inc. 9.25% 11/15/16	10,000	9,150
Tenet Healthcare Corp. 9.875% 7/1/14	10,000	8,050
		17,200
INDUSTRIALS - 0.4%
Building Products - 0.1%
Nortek, Inc. 10% 12/1/13	10,000	6,850
Commercial Services & Supplies - 0.2%
ARAMARK Corp. 8.5% 2/1/15	10,000	8,900
Trading Companies & Distributors - 0.1%
VWR Funding, Inc. 10.25% 7/15/15	5,000	2,850
TOTAL INDUSTRIALS		18,600
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (e)	9,335	6,464
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
SunGard Data Systems, Inc. 9.125% 8/15/13	$ 10,000	$ 8,300
TOTAL INFORMATION TECHNOLOGY		14,764
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	10,000	8,050
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Level 3 Financing, Inc. 9.25% 11/1/14	5,235	2,670
Wireless Telecommunication Services - 0.5%
Cricket Communications, Inc. 9.375% 11/1/14	10,000	8,200
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16 (e)	15,000	13,725
		21,925
TOTAL TELECOMMUNICATION SERVICES		24,595
TOTAL NONCONVERTIBLE BONDS		121,918
TOTAL CORPORATE BONDS (Cost $133,225)		133,620
Floating Rate Loans - 1.5%

CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.0%
Thomson Learning, Inc. term loan 2.96% 7/5/14 (f)	2,150	1,392
Media - 0.3%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.0596% 3/6/14 (f)	9,975	7,381
VNU, Inc. term loan 4.2434% 8/9/13 (f)	11,969	8,079
		15,460
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Dollar General Corp. Tranche B1, term loan 5.2862% 7/6/14 (f)	$ 10,000	$ 7,700
TOTAL CONSUMER DISCRETIONARY		24,552
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
term loan 4.4454% 7/25/14 (f)	9,704	7,472
Tranche DD, term loan 1.8013% 7/25/14 (f)(g)	496	382
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (f)	9,975	7,680
		15,534
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. term loan 2.9613% 6/29/14 (f)	2,620	1,651
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 5.6032% 10/10/14 (f)	11,970	8,379
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 3.6819% 12/20/12 (f)	9,281	7,610
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. Tranche D, term loan 4.335% 3/29/14 (f)	14,962	11,109
TOTAL FLOATING RATE LOANS (Cost $72,190)		68,835
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 1.06% (b)	117,446,889	117,447
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	62,029,025	62,029
TOTAL MONEY MARKET FUNDS (Cost $179,476)		179,476
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $27)	$ 27	$ 27
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,504,258)		4,625,451
NET OTHER ASSETS - (1.0)%		(47,909)
NET ASSETS - 100%		$ 4,577,542
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,587,000 or 0.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $487,000 and $375,000, respectively.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$27,000 due 1/02/09 at 0.01%
BNP Paribas Securities Corp.	$ 0
Banc of America Securities LLC	3
Goldman, Sachs & Co.	18
UBS Securities LLC	6
$ 27
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,194
Fidelity Securities Lending Cash Central Fund	528
Total	$ 2,722
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,625,451	$ 4,296,199	$ 303,299	$ 25,953
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 0
Total Realized Gain (Loss)	(4,801)
Total Unrealized Gain (Loss)	(17,817)
Cost of Purchases	31,849
Proceeds of Sales	(4,448)
Amortization/Accretion	0
Transfer in/out of Level 3	21,170
Ending Balance	$ 25,953

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $61,408 and repurchase agreements of $27) - See accompanying schedule: Unaffiliated issuers (cost $5,324,782)	$ 4,445,975
Fidelity Central Funds (cost $179,476)	179,476
Total Investments (cost $5,504,258)		$ 4,625,451
Cash		740
Receivable for investments sold		13,431
Receivable for fund shares sold		9,061
Dividends receivable		7,846
Interest receivable		3,767
Distributions receivable from Fidelity Central Funds		229
Prepaid expenses		60
Other receivables		147
Total assets		4,660,732

Liabilities
Payable for investments purchased	$ 11,680
Payable for fund shares redeemed	6,842
Accrued management fee	1,321
Other affiliated payables	1,120
Other payables and accrued expenses	198
Collateral on securities loaned, at value	62,029
Total liabilities		83,190

Net Assets		$ 4,577,542
Net Assets consist of:
Paid in capital		$ 6,297,977
Undistributed net investment income		1,322
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(842,963)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(878,794)
Net Assets		$ 4,577,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008 (Unaudited)

Fidelity: Net Asset Value, offering price and redemption price per share ($4,398,294 ÷ 193,218 shares)	$ 22.76

Class K: Net Asset Value, offering price and redemption price per share ($179,248 ÷ 7,877 shares)	$ 22.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended December 31, 2008 (Unaudited)

Investment Income
Dividends		$ 54,164
Interest		4,495
Income from Fidelity Central Funds		2,722
Total income		61,381

Expenses
Management fee	$ 9,999
Transfer agent fees	6,317
Accounting and security lending fees	564
Custodian fees and expenses	73
Independent trustees' compensation	13
Registration fees	66
Audit	47
Legal	37
Miscellaneous	284
Total expenses before reductions	17,400
Expense reductions	(42)	17,358
Net investment income (loss)		44,023
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(810,606)
Foreign currency transactions	(320)
Total net realized gain (loss)		(810,926)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,610,497)
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		(1,610,490)
Net gain (loss)		(2,421,416)
Net increase (decrease) in net assets resulting from operations		$ (2,377,393)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2008 (Unaudited)	Year ended June 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,023	$ 72,684
Net realized gain (loss)	(810,926)	467,755
Change in net unrealized appreciation (depreciation)	(1,610,490)	(825,272)
Net increase (decrease) in net assets resulting from operations	(2,377,393)	(284,833)
Distributions to shareholders from net investment income	(61,882)	(72,940)
Distributions to shareholders from net realized gain	(199,008)	(310,354)
Total distributions	(260,890)	(383,294)
Share transactions - net increase (decrease)	42,156	423,387
Total increase (decrease) in net assets	(2,596,127)	(244,740)

Net Assets
Beginning of period	7,173,669	7,418,409
End of period (including undistributed net investment income of $1,322 and undistributed net investment income of $19,181, respectively)	$ 4,577,542	$ 7,173,669

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

Six months endedDecember 31, 2008

Years ended June 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 35.69	$ 38.98	$ 32.55	$ 29.74	$ 28.81	$ 24.46
Income from Investment Operations
Net investment income (loss)D	.22	.37	.30	.28	.44 G	.24
Net realized and unrealized gain (loss)	(11.85)	(1.65)	6.45	2.80	.87	4.35
Total from investment operations	(11.63)	(1.28)	6.75	3.08	1.31	4.59
Distributions from net investment income	(.31)	(.38)	(.32)	(.27)	(.38)	(.24)
Distributions from net realized gain	(.99)	(1.63)	-	-	-	-
Total distributions	(1.30)	(2.01)	(.32)	(.27)	(.38)	(.24)
Net asset value, end of period	$ 22.76	$ 35.69	$ 38.98	$ 32.55	$ 29.74	$ 28.81
Total Return B,C	(33.58)%	(3.73)%	20.86%	10.40%	4.58%	18.81%
Ratios to Average Net Assets E,H
Expenses before reductions	.61% A	.56%	.57%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.61% A	.56%	.57%	.59%	.60%	.61%
Expenses net of all reductions	.61% A	.55%	.56%	.56%	.57%	.59%
Net investment income (loss)	1.55% A	.98%	.86%	.87%	1.52% G	.89%
Supplemental Data
Net assets, end of period (in millions)	$ 4,398	$ 7,174	$ 7,418	$ 8,284	$ 10,178	$ 10,499
Portfolio turnover rate F	84% A	80%	50%	72%	74%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended December 31, 2008

Period ended June 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 35.70	$ 37.54
Income from Investment Operations
Net investment income (loss) D	.20	.05
Net realized and unrealized gain (loss)	(11.81)	(1.89)
Total from investment operations	(11.61)	(1.84)
Distributions from net investment income	(.34)	-
Distributions from net realized gain	(.99)	-
Total distributions	(1.33)	-
Net asset value, end of period	$ 22.76	$ 35.70
Total Return B,C	(33.50)%	(4.90)%
Ratios to Average Net Assets E,H
Expenses before reductions	.44% A	.43% A
Expenses net of fee waivers, if any	.44% A	.43% A
Expenses net of all reductions	.44% A	.43% A
Net investment income (loss)	1.72% A	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,248	$ 95
Portfolio turnover rate F	84% A	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. After the commencement of Class K, the Fund began offering conversion privileges between Fidelity Fund and Class K to eligible shareholders of Fidelity Fund. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 261,012
Unrealized depreciation	(1,167,455)
Net unrealized appreciation (depreciation)	$ (906,443)
Cost for federal income tax purposes	$ 5,531,894

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,485,570 and $2,384,746, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Fidelity Fund	6,306.22
Class K	11.05
	$ 6,317

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $7

Semiannual Report

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $528.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Fund	$ 21

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2008	Year ended June 30, 2008
From net investment income
Fidelity Fund	$ 60,642	$ 72,940
Class K	1,240	-
Total	$ 61,882	$ 72,940
From net realized gain
Fidelity Fund	$ 199,005	$ 310,354
Class K	3	-
Total	$ 199,008	$ 310,354

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2008	Year ended June 30, 2008 A	Six months ended December 31, 2008	Year ended June 30, 2008 A
Fidelity Fund
Shares sold	16,727	34,776	$ 453,465	$ 1,322,511
Conversion to Class K	(8,944)	-	(220,404)	-
Reinvestment of distributions	7,748	9,112	244,485	359,856
Shares redeemed	(23,301)	(33,213)	(629,681)	(1,259,080)
Net increase (decrease)	(7,770)	10,675	$ (152,135)	$ 423,287
Class K
Shares sold	185	3	$ 4,357	$ 100
Conversion from Fidelity Fund	8,941	-	220,404	-
Reinvestment of distributions	54	-	1,243	-
Shares redeemed	(1,306)	-	(31,713)	-
Net increase (decrease)	7,874	3	$ 194,291	$ 100

A Share transactions for Class K are for the period May 9, 2008 to June 30, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 5% means that 95% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

FID-K-USAN-0209
1.863257.100

Fidelity®
Growth Discovery Fund

Semiannual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Growth Discovery	.93%
Actual		$ 1,000.00	$ 592.90	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74
Class K	.72%
Actual		$ 1,000.00	$ 592.90	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	6.7	0.0
Berkshire Hathaway, Inc. Class B	6.1	3.6
Medco Health Solutions, Inc.	4.9	2.3
Nestle SA sponsored ADR	4.2	1.1
Procter & Gamble Co.	4.1	1.5
QUALCOMM, Inc.	3.8	1.5
VeriSign, Inc.	3.6	1.9
Goldman Sachs Group, Inc.	3.0	0.0
Cisco Systems, Inc.	2.8	1.3
Visa, Inc.	2.7	1.5
	41.9
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.7	24.4
Financials	23.1	13.6
Health Care	20.4	12.4
Consumer Staples	11.2	4.7
Consumer Discretionary	4.6	4.3
Asset Allocation (% of fund's net assets)
As of December 31, 2008 *		As of June 30, 2008 **
	Stocks 91.7%		Stocks 95.9%
	Short-Term Investments and Net Other Assets 8.3%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	12.8%	** Foreign investments	26.1%

Semiannual Report

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.6%
Diversified Consumer Services - 1.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	60,900	$ 4,666
Strayer Education, Inc.	59,425	12,741
Universal Technical Institute, Inc. (a)(d)	15,414	265
		17,672
Hotels, Restaurants & Leisure - 1.9%
Burger King Holdings, Inc.	55,700	1,330
Marriott International, Inc. Class A	5,700	111
McDonald's Corp.	265,400	16,505
Starwood Hotels & Resorts Worldwide, Inc.	5,900	106
		18,052
Media - 0.2%
The Walt Disney Co.	87,500	1,985
Specialty Retail - 0.5%
DSW, Inc. Class A (a)	258,268	3,218
Lowe's Companies, Inc.	88,300	1,900
		5,118
Textiles, Apparel & Luxury Goods - 0.2%
American Apparel, Inc. (a)	173,600	345
Lululemon Athletica, Inc. (a)(d)	188,011	1,491
		1,836
TOTAL CONSUMER DISCRETIONARY		44,663
CONSUMER STAPLES - 11.2%
Beverages - 1.1%
The Coca-Cola Co.	230,100	10,417
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	39,800	2,090
CVS Caremark Corp.	242,979	6,983
		9,073
Food Products - 4.3%
Flowers Foods, Inc.	46,610	1,135
Nestle SA sponsored ADR	1,009,350	40,071
		41,206
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 4.9%
Colgate-Palmolive Co.	113,490	$ 7,779
Procter & Gamble Co.	638,400	39,466
		47,245
TOTAL CONSUMER STAPLES		107,941
ENERGY - 3.4%
Energy Equipment & Services - 0.3%
Schlumberger Ltd. (NY Shares)	51,900	2,197
Oil, Gas & Consumable Fuels - 3.1%
Chesapeake Energy Corp.	663,122	10,723
Denbury Resources, Inc. (a)	610,127	6,663
Southwestern Energy Co. (a)	347,303	10,061
Ultra Petroleum Corp. (a)	76,500	2,640
		30,087
TOTAL ENERGY		32,284
FINANCIALS - 23.1%
Capital Markets - 5.5%
Charles Schwab Corp.	435,944	7,049
Goldman Sachs Group, Inc.	343,600	28,996
JMP Group, Inc.	41,500	230
Morgan Stanley	1,062,352	17,040
		53,315
Commercial Banks - 7.1%
PNC Financial Services Group, Inc.	87,300	4,278
Wells Fargo & Co.	2,192,810	64,643
		68,921
Consumer Finance - 0.4%
American Express Co.	215,300	3,994
Diversified Financial Services - 2.7%
CIT Group, Inc.	2,000	9
Citigroup, Inc.	652,900	4,381
JPMorgan Chase & Co.	655,878	20,680
KKR Financial Holdings LLC	678,117	1,071
		26,141
Insurance - 7.1%
Berkshire Hathaway, Inc. Class B (a)	18,449	59,295
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The First American Corp.	184,069	$ 5,318
Willis Group Holdings Ltd.	142,122	3,536
		68,149
Real Estate Investment Trusts - 0.3%
General Growth Properties, Inc.	662,030	854
SL Green Realty Corp.	28,400	736
Vornado Realty Trust	16,700	1,008
		2,598
TOTAL FINANCIALS		223,118
HEALTH CARE - 20.4%
Biotechnology - 4.9%
Biogen Idec, Inc. (a)	389,504	18,552
Celgene Corp. (a)	93,200	5,152
CSL Ltd.	779,343	18,746
Genzyme Corp. (a)	35,700	2,369
Gilead Sciences, Inc. (a)	52,728	2,697
		47,516
Health Care Equipment & Supplies - 5.8%
Alcon, Inc.	122,100	10,890
Baxter International, Inc.	289,512	15,515
C.R. Bard, Inc.	79,777	6,722
Covidien Ltd.	314,241	11,388
DENTSPLY International, Inc. (d)	313,266	8,847
Medtronic, Inc.	83,400	2,620
		55,982
Health Care Providers & Services - 6.4%
Express Scripts, Inc. (a)	126,585	6,960
Henry Schein, Inc. (a)	115,877	4,252
Medco Health Solutions, Inc. (a)	1,128,652	47,302
UnitedHealth Group, Inc.	118,000	3,139
		61,653
Pharmaceuticals - 3.3%
Johnson & Johnson	206,000	12,325
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Novo Nordisk AS Series B	179,510	$ 9,305
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	234,665	9,990
		31,620
TOTAL HEALTH CARE		196,771
INDUSTRIALS - 3.3%
Building Products - 0.2%
USG Corp. (a)	207,600	1,669
Machinery - 2.1%
CLARCOR, Inc.	98,637	3,273
Cummins, Inc.	222,100	5,937
Danaher Corp.	202,700	11,475
PACCAR, Inc.	3,400	97
		20,782
Professional Services - 0.8%
Equifax, Inc.	82,300	2,183
FTI Consulting, Inc. (a)	91,910	4,107
Robert Half International, Inc.	64,600	1,345
		7,635
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	50,643	1,765
TOTAL INDUSTRIALS		31,851
INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 8.6%
Cisco Systems, Inc. (a)	1,638,543	26,708
Juniper Networks, Inc. (a)	1,107,501	19,392
QUALCOMM, Inc.	1,031,400	36,955
		83,055
Computers & Peripherals - 1.0%
Apple, Inc. (a)	92,377	7,884
SanDisk Corp. (a)	129,488	1,243
		9,127
Electronic Equipment & Components - 0.1%
BYD Co. Ltd. (H Shares)	288,000	475
Internet Software & Services - 6.0%
Baidu.com, Inc. sponsored ADR (a)(d)	5,296	691
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	66,534	$ 20,469
The Knot, Inc. (a)	245,400	2,042
VeriSign, Inc. (a)	1,824,855	34,818
		58,020
IT Services - 6.2%
Cognizant Technology Solutions Corp. Class A (a)	334,200	6,036
Infosys Technologies Ltd. sponsored ADR	188,700	4,636
The Western Union Co.	1,591,428	22,821
Visa, Inc.	491,157	25,761
		59,254
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	1,436,549	14,552
Monolithic Power Systems, Inc. (a)	52,700	665
Netlogic Microsystems, Inc. (a)	158,214	3,482
		18,699
Software - 0.9%
Autonomy Corp. PLC (a)	466,505	6,589
EPIQ Systems, Inc. (a)	1,800	30
VMware, Inc. Class A (a)	99,460	2,356
		8,975
TOTAL INFORMATION TECHNOLOGY		237,605
MATERIALS - 1.0%
Chemicals - 1.0%
Ecolab, Inc.	149,000	5,237
Monsanto Co.	66,524	4,680
		9,917
TOTAL COMMON STOCKS (Cost $1,162,640)		884,150
Money Market Funds - 9.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.06% (b)	81,274,908	$ 81,275
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	10,957,048	10,957
TOTAL MONEY MARKET FUNDS (Cost $92,232)		92,232
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,254,872)		976,382
NET OTHER ASSETS - (1.3)%		(12,471)
NET ASSETS - 100%		$ 963,911
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 466
Fidelity Securities Lending Cash Central Fund	340
Total	$ 806
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 976,382	$ 941,267	$ 35,115	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.2%
Switzerland	5.3%
Australia	1.9%
Bermuda	1.6%
Israel	1.0%
Denmark	1.0%
Others (individually less than 1%)	2.0%
100.0%
Income Tax Information
At June 30, 2008, the fund had a capital loss carryforward of approximately $134,259,000 of which $44,168,000 and $90,091,000 will expire on June 30, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending June 30, 2009 approximately $67,547,000 of losses recognized during the period November 1, 2007 to June 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,964) - See accompanying schedule: Unaffiliated issuers (cost $1,162,640)	$ 884,150
Fidelity Central Funds (cost $92,232)	92,232
Total Investments (cost $1,254,872)		$ 976,382
Receivable for investments sold		2,306
Receivable for fund shares sold		5,092
Dividends receivable		617
Distributions receivable from Fidelity Central Funds		80
Prepaid expenses		13
Other receivables		44
Total assets		984,534

Liabilities
Payable for investments purchased	$ 4,575
Payable for fund shares redeemed	4,152
Accrued management fee	425
Other affiliated payables	268
Other payables and accrued expenses	246
Collateral on securities loaned, at value	10,957
Total liabilities		20,623

Net Assets		$ 963,911
Net Assets consist of:
Paid in capital		$ 1,865,245
Distributions in excess of net investment income		(776)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(621,868)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(278,690)
Net Assets		$ 963,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008 (Unaudited)

Growth Discovery: Net Asset Value, offering price and redemption price per share ($932,750 ÷ 108,374 shares)	$ 8.61

Class K: Net Asset Value, offering price and redemption price per share ($31,161 ÷ 3,622 shares)	$ 8.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended December 31, 2008 (Unaudited)
Investment Income
Dividends		$ 6,774
Income from Fidelity Central Funds		806
Total income		7,580

Expenses
Management fee Basic fee	$ 3,682
Performance adjustment	298
Transfer agent fees	1,654
Accounting and security lending fees	214
Custodian fees and expenses	71
Independent trustees' compensation	4
Registration fees	39
Audit	34
Legal	8
Miscellaneous	72
Total expenses before reductions	6,076
Expense reductions	(55)	6,021
Net investment income (loss)		1,559
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(415,130)
Foreign currency transactions	325
Total net realized gain (loss)		(414,805)
Change in net unrealized appreciation (depreciation) on: Investment securities	(278,812)
Assets and liabilities in foreign currencies	26
Total change in net unrealized appreciation (depreciation)		(278,786)
Net gain (loss)		(693,591)
Net increase (decrease) in net assets resulting from operations		$ (692,032)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2008 (Unaudited)	Year ended June 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,559	$ 8,413
Net realized gain (loss)	(414,805)	(51,392)
Change in net unrealized appreciation (depreciation)	(278,786)	(50,125)
Net increase (decrease) in net assets resulting from operations	(692,032)	(93,104)
Distributions to shareholders from net investment income	(8,686)	(2,017)
Share transactions - net increase (decrease)	(103,179)	1,382,342
Total increase (decrease) in net assets	(803,897)	1,287,221

Net Assets
Beginning of period	1,767,808	480,587
End of period (including distributions in excess of net investment income of $776 and undistributed net investment income of $6,351, respectively)	$ 963,911	$ 1,767,808

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Discovery

Six months ended December 31, 2008

Years ended June 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 14.61	$ 14.36	$ 11.60	$ 10.70	$ 10.35	$ 9.40
Income from Investment Operations
Net investment income (loss) D	.01	.09	.07	.12	.16 G	.07
Net realized and unrealized gain (loss)	(5.94)	.20 H	2.83	.91	.32	.93
Total from investment operations	(5.93)	.29	2.90	1.03	.48	1.00
Distributions from net investment income	(.07)	(.04)	(.12)	(.13)	(.13)	(.05)
Distributions from net realized gain	-	-	(.02)	-	-	-
Total distributions	(.07)	(.04)	(.14)	(.13)	(.13)	(.05)
Net asset value, end of period	$ 8.61	$ 14.61	$ 14.36	$ 11.60	$ 10.70	$ 10.35
Total Return B, C	(40.71)%	1.98%	25.24%	9.67%	4.64%	10.67%
Ratios to Average Net Assets E, I
Expenses before reductions	.93% A	.91%	.81%	.68%	.81%	.91%
Expenses net of fee waivers, if any	.93% A	.91%	.81%	.68%	.81%	.91%
Expenses net of all reductions	.92% A	.90%	.80%	.61%	.70%	.84%
Net investment income (loss)	.24% A	.57%	.55%	1.04%	1.54% G	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 933	$ 1,768	$ 481	$ 412	$ 459	$ 541
Portfolio turnover rate F	172% A	150%	199%	184%	229%	249%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended December 31, 2008

Period ended June 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 14.62	$ 14.94
Income from Investment Operations
Net investment income (loss) D	.02	.03
Net realized and unrealized gain (loss)	(5.95)	(.35)
Total from investment operations	(5.93)	(.32)
Distributions from net investment income	(.09)	-
Net asset value, end of period	$ 8.60	$ 14.62
Total Return B, C	(40.71)%	(2.14)%
Ratios to Average Net Assets E, H
Expenses before reductions	.72% A	.76% A
Expenses net of fee waivers, if any	.72% A	.76% A
Expenses net of all reductions	.71% A	.75% A
Net investment income (loss)	.44% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,161	$ 98
Portfolio turnover rate F	172% A	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. After the commencement of Class K, the Fund began offering conversion privileges between Growth Discovery and Class K to eligible shareholders of Growth Discovery. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,794
Unrealized depreciation	(303,538)
Net unrealized appreciation (depreciation)	$ (288,744)
Cost for federal income tax purposes	$ 1,265,126

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,120,577 and $1,237,634, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Discovery, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of .05% of Class K's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Growth Discovery	$ 1,650.25
Class K	4.05
	$ 1,654

* Annualized.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $340.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $49 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Growth Discovery	$ 1

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the

Semiannual Report

10. Other - continued

process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2008	Year ended June 30, 2008
From net investment income
Growth Discovery	$ 8,572	$ 2,017
Class K	114	-
Total	$ 8,686	$ 2,017

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2008	Year ended June 30, 2008 A	Six months ended December 31, 2008	Year ended June 30, 2008 A
Growth Discovery
Shares sold	26,559	135,067	$ 290,687	$ 2,088,523
Conversion to Class K	(2,111)	-	(27,925)	-
Reinvestment of distributions	682	126	8,199	1,926
Shares redeemed	(37,759)	(47,663)	(414,570)	(708,207)
Net increase (decrease)	(12,629)	87,530	$ (143,609)	$ 1,382,242
Class K
Shares sold	1,850	7	$ 15,842	$ 100
Conversion from Growth Discovery	2,109	-	27,925	-
Reinvestment of distributions	13	-	114	-
Shares redeemed	(357)	-	(3,451)	-
Net increase (decrease)	3,615	7	$ 40,430	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Fidelity Growth Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustment for 2007 shown in the chart above reflects the effect of using the blended index return to calculate the fund's performance adjustment.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) 1-800-544-5555

Automated line for quickest service

CII-USAN-0209
1.787778.105

Fidelity®
Growth Discovery
Fund -
Class K

Semiannual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Growth Discovery	.93%
Actual		$ 1,000.00	$ 592.90	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74
Class K	.72%
Actual		$ 1,000.00	$ 592.90	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	6.7	0.0
Berkshire Hathaway, Inc. Class B	6.1	3.6
Medco Health Solutions, Inc.	4.9	2.3
Nestle SA sponsored ADR	4.2	1.1
Procter & Gamble Co.	4.1	1.5
QUALCOMM, Inc.	3.8	1.5
VeriSign, Inc.	3.6	1.9
Goldman Sachs Group, Inc.	3.0	0.0
Cisco Systems, Inc.	2.8	1.3
Visa, Inc.	2.7	1.5
	41.9
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.7	24.4
Financials	23.1	13.6
Health Care	20.4	12.4
Consumer Staples	11.2	4.7
Consumer Discretionary	4.6	4.3
Asset Allocation (% of fund's net assets)
As of December 31, 2008 *		As of June 30, 2008 **
	Stocks 91.7%		Stocks 95.9%
	Short-Term Investments and Net Other Assets 8.3%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	12.8%	** Foreign investments	26.1%

Semiannual Report

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.6%
Diversified Consumer Services - 1.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	60,900	$ 4,666
Strayer Education, Inc.	59,425	12,741
Universal Technical Institute, Inc. (a)(d)	15,414	265
		17,672
Hotels, Restaurants & Leisure - 1.9%
Burger King Holdings, Inc.	55,700	1,330
Marriott International, Inc. Class A	5,700	111
McDonald's Corp.	265,400	16,505
Starwood Hotels & Resorts Worldwide, Inc.	5,900	106
		18,052
Media - 0.2%
The Walt Disney Co.	87,500	1,985
Specialty Retail - 0.5%
DSW, Inc. Class A (a)	258,268	3,218
Lowe's Companies, Inc.	88,300	1,900
		5,118
Textiles, Apparel & Luxury Goods - 0.2%
American Apparel, Inc. (a)	173,600	345
Lululemon Athletica, Inc. (a)(d)	188,011	1,491
		1,836
TOTAL CONSUMER DISCRETIONARY		44,663
CONSUMER STAPLES - 11.2%
Beverages - 1.1%
The Coca-Cola Co.	230,100	10,417
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	39,800	2,090
CVS Caremark Corp.	242,979	6,983
		9,073
Food Products - 4.3%
Flowers Foods, Inc.	46,610	1,135
Nestle SA sponsored ADR	1,009,350	40,071
		41,206
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 4.9%
Colgate-Palmolive Co.	113,490	$ 7,779
Procter & Gamble Co.	638,400	39,466
		47,245
TOTAL CONSUMER STAPLES		107,941
ENERGY - 3.4%
Energy Equipment & Services - 0.3%
Schlumberger Ltd. (NY Shares)	51,900	2,197
Oil, Gas & Consumable Fuels - 3.1%
Chesapeake Energy Corp.	663,122	10,723
Denbury Resources, Inc. (a)	610,127	6,663
Southwestern Energy Co. (a)	347,303	10,061
Ultra Petroleum Corp. (a)	76,500	2,640
		30,087
TOTAL ENERGY		32,284
FINANCIALS - 23.1%
Capital Markets - 5.5%
Charles Schwab Corp.	435,944	7,049
Goldman Sachs Group, Inc.	343,600	28,996
JMP Group, Inc.	41,500	230
Morgan Stanley	1,062,352	17,040
		53,315
Commercial Banks - 7.1%
PNC Financial Services Group, Inc.	87,300	4,278
Wells Fargo & Co.	2,192,810	64,643
		68,921
Consumer Finance - 0.4%
American Express Co.	215,300	3,994
Diversified Financial Services - 2.7%
CIT Group, Inc.	2,000	9
Citigroup, Inc.	652,900	4,381
JPMorgan Chase & Co.	655,878	20,680
KKR Financial Holdings LLC	678,117	1,071
		26,141
Insurance - 7.1%
Berkshire Hathaway, Inc. Class B (a)	18,449	59,295
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The First American Corp.	184,069	$ 5,318
Willis Group Holdings Ltd.	142,122	3,536
		68,149
Real Estate Investment Trusts - 0.3%
General Growth Properties, Inc.	662,030	854
SL Green Realty Corp.	28,400	736
Vornado Realty Trust	16,700	1,008
		2,598
TOTAL FINANCIALS		223,118
HEALTH CARE - 20.4%
Biotechnology - 4.9%
Biogen Idec, Inc. (a)	389,504	18,552
Celgene Corp. (a)	93,200	5,152
CSL Ltd.	779,343	18,746
Genzyme Corp. (a)	35,700	2,369
Gilead Sciences, Inc. (a)	52,728	2,697
		47,516
Health Care Equipment & Supplies - 5.8%
Alcon, Inc.	122,100	10,890
Baxter International, Inc.	289,512	15,515
C.R. Bard, Inc.	79,777	6,722
Covidien Ltd.	314,241	11,388
DENTSPLY International, Inc. (d)	313,266	8,847
Medtronic, Inc.	83,400	2,620
		55,982
Health Care Providers & Services - 6.4%
Express Scripts, Inc. (a)	126,585	6,960
Henry Schein, Inc. (a)	115,877	4,252
Medco Health Solutions, Inc. (a)	1,128,652	47,302
UnitedHealth Group, Inc.	118,000	3,139
		61,653
Pharmaceuticals - 3.3%
Johnson & Johnson	206,000	12,325
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Novo Nordisk AS Series B	179,510	$ 9,305
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	234,665	9,990
		31,620
TOTAL HEALTH CARE		196,771
INDUSTRIALS - 3.3%
Building Products - 0.2%
USG Corp. (a)	207,600	1,669
Machinery - 2.1%
CLARCOR, Inc.	98,637	3,273
Cummins, Inc.	222,100	5,937
Danaher Corp.	202,700	11,475
PACCAR, Inc.	3,400	97
		20,782
Professional Services - 0.8%
Equifax, Inc.	82,300	2,183
FTI Consulting, Inc. (a)	91,910	4,107
Robert Half International, Inc.	64,600	1,345
		7,635
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	50,643	1,765
TOTAL INDUSTRIALS		31,851
INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 8.6%
Cisco Systems, Inc. (a)	1,638,543	26,708
Juniper Networks, Inc. (a)	1,107,501	19,392
QUALCOMM, Inc.	1,031,400	36,955
		83,055
Computers & Peripherals - 1.0%
Apple, Inc. (a)	92,377	7,884
SanDisk Corp. (a)	129,488	1,243
		9,127
Electronic Equipment & Components - 0.1%
BYD Co. Ltd. (H Shares)	288,000	475
Internet Software & Services - 6.0%
Baidu.com, Inc. sponsored ADR (a)(d)	5,296	691
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	66,534	$ 20,469
The Knot, Inc. (a)	245,400	2,042
VeriSign, Inc. (a)	1,824,855	34,818
		58,020
IT Services - 6.2%
Cognizant Technology Solutions Corp. Class A (a)	334,200	6,036
Infosys Technologies Ltd. sponsored ADR	188,700	4,636
The Western Union Co.	1,591,428	22,821
Visa, Inc.	491,157	25,761
		59,254
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	1,436,549	14,552
Monolithic Power Systems, Inc. (a)	52,700	665
Netlogic Microsystems, Inc. (a)	158,214	3,482
		18,699
Software - 0.9%
Autonomy Corp. PLC (a)	466,505	6,589
EPIQ Systems, Inc. (a)	1,800	30
VMware, Inc. Class A (a)	99,460	2,356
		8,975
TOTAL INFORMATION TECHNOLOGY		237,605
MATERIALS - 1.0%
Chemicals - 1.0%
Ecolab, Inc.	149,000	5,237
Monsanto Co.	66,524	4,680
		9,917
TOTAL COMMON STOCKS (Cost $1,162,640)		884,150
Money Market Funds - 9.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.06% (b)	81,274,908	$ 81,275
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	10,957,048	10,957
TOTAL MONEY MARKET FUNDS (Cost $92,232)		92,232
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,254,872)		976,382
NET OTHER ASSETS - (1.3)%		(12,471)
NET ASSETS - 100%		$ 963,911
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 466
Fidelity Securities Lending Cash Central Fund	340
Total	$ 806
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 976,382	$ 941,267	$ 35,115	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.2%
Switzerland	5.3%
Australia	1.9%
Bermuda	1.6%
Israel	1.0%
Denmark	1.0%
Others (individually less than 1%)	2.0%
100.0%
Income Tax Information
At June 30, 2008, the fund had a capital loss carryforward of approximately $134,259,000 of which $44,168,000 and $90,091,000 will expire on June 30, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending June 30, 2009 approximately $67,547,000 of losses recognized during the period November 1, 2007 to June 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,964) - See accompanying schedule: Unaffiliated issuers (cost $1,162,640)	$ 884,150
Fidelity Central Funds (cost $92,232)	92,232
Total Investments (cost $1,254,872)		$ 976,382
Receivable for investments sold		2,306
Receivable for fund shares sold		5,092
Dividends receivable		617
Distributions receivable from Fidelity Central Funds		80
Prepaid expenses		13
Other receivables		44
Total assets		984,534

Liabilities
Payable for investments purchased	$ 4,575
Payable for fund shares redeemed	4,152
Accrued management fee	425
Other affiliated payables	268
Other payables and accrued expenses	246
Collateral on securities loaned, at value	10,957
Total liabilities		20,623

Net Assets		$ 963,911
Net Assets consist of:
Paid in capital		$ 1,865,245
Distributions in excess of net investment income		(776)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(621,868)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(278,690)
Net Assets		$ 963,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2008 (Unaudited)

Growth Discovery: Net Asset Value, offering price and redemption price per share ($932,750 ÷ 108,374 shares)	$ 8.61

Class K: Net Asset Value, offering price and redemption price per share ($31,161 ÷ 3,622 shares)	$ 8.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended December 31, 2008 (Unaudited)
Investment Income
Dividends		$ 6,774
Income from Fidelity Central Funds		806
Total income		7,580

Expenses
Management fee Basic fee	$ 3,682
Performance adjustment	298
Transfer agent fees	1,654
Accounting and security lending fees	214
Custodian fees and expenses	71
Independent trustees' compensation	4
Registration fees	39
Audit	34
Legal	8
Miscellaneous	72
Total expenses before reductions	6,076
Expense reductions	(55)	6,021
Net investment income (loss)		1,559
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(415,130)
Foreign currency transactions	325
Total net realized gain (loss)		(414,805)
Change in net unrealized appreciation (depreciation) on: Investment securities	(278,812)
Assets and liabilities in foreign currencies	26
Total change in net unrealized appreciation (depreciation)		(278,786)
Net gain (loss)		(693,591)
Net increase (decrease) in net assets resulting from operations		$ (692,032)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2008 (Unaudited)	Year ended June 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,559	$ 8,413
Net realized gain (loss)	(414,805)	(51,392)
Change in net unrealized appreciation (depreciation)	(278,786)	(50,125)
Net increase (decrease) in net assets resulting from operations	(692,032)	(93,104)
Distributions to shareholders from net investment income	(8,686)	(2,017)
Share transactions - net increase (decrease)	(103,179)	1,382,342
Total increase (decrease) in net assets	(803,897)	1,287,221

Net Assets
Beginning of period	1,767,808	480,587
End of period (including distributions in excess of net investment income of $776 and undistributed net investment income of $6,351, respectively)	$ 963,911	$ 1,767,808

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Discovery

Six months ended December 31, 2008

Years ended June 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 14.61	$ 14.36	$ 11.60	$ 10.70	$ 10.35	$ 9.40
Income from Investment Operations
Net investment income (loss) D	.01	.09	.07	.12	.16 G	.07
Net realized and unrealized gain (loss)	(5.94)	.20 H	2.83	.91	.32	.93
Total from investment operations	(5.93)	.29	2.90	1.03	.48	1.00
Distributions from net investment income	(.07)	(.04)	(.12)	(.13)	(.13)	(.05)
Distributions from net realized gain	-	-	(.02)	-	-	-
Total distributions	(.07)	(.04)	(.14)	(.13)	(.13)	(.05)
Net asset value, end of period	$ 8.61	$ 14.61	$ 14.36	$ 11.60	$ 10.70	$ 10.35
Total Return B, C	(40.71)%	1.98%	25.24%	9.67%	4.64%	10.67%
Ratios to Average Net Assets E, I
Expenses before reductions	.93% A	.91%	.81%	.68%	.81%	.91%
Expenses net of fee waivers, if any	.93% A	.91%	.81%	.68%	.81%	.91%
Expenses net of all reductions	.92% A	.90%	.80%	.61%	.70%	.84%
Net investment income (loss)	.24% A	.57%	.55%	1.04%	1.54% G	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 933	$ 1,768	$ 481	$ 412	$ 459	$ 541
Portfolio turnover rate F	172% A	150%	199%	184%	229%	249%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended December 31, 2008

Period ended June 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 14.62	$ 14.94
Income from Investment Operations
Net investment income (loss) D	.02	.03
Net realized and unrealized gain (loss)	(5.95)	(.35)
Total from investment operations	(5.93)	(.32)
Distributions from net investment income	(.09)	-
Net asset value, end of period	$ 8.60	$ 14.62
Total Return B, C	(40.71)%	(2.14)%
Ratios to Average Net Assets E, H
Expenses before reductions	.72% A	.76% A
Expenses net of fee waivers, if any	.72% A	.76% A
Expenses net of all reductions	.71% A	.75% A
Net investment income (loss)	.44% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,161	$ 98
Portfolio turnover rate F	172% A	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. After the commencement of Class K, the Fund began offering conversion privileges between Growth Discovery and Class K to eligible shareholders of Growth Discovery. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,794
Unrealized depreciation	(303,538)
Net unrealized appreciation (depreciation)	$ (288,744)
Cost for federal income tax purposes	$ 1,265,126

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,120,577 and $1,237,634, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Discovery, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of .05% of Class K's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Growth Discovery	$ 1,650.25
Class K	4.05
	$ 1,654

* Annualized.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $340.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $49 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Growth Discovery	$ 1

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the

Semiannual Report

10. Other - continued

process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2008	Year ended June 30, 2008
From net investment income
Growth Discovery	$ 8,572	$ 2,017
Class K	114	-
Total	$ 8,686	$ 2,017

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2008	Year ended June 30, 2008 A	Six months ended December 31, 2008	Year ended June 30, 2008 A
Growth Discovery
Shares sold	26,559	135,067	$ 290,687	$ 2,088,523
Conversion to Class K	(2,111)	-	(27,925)	-
Reinvestment of distributions	682	126	8,199	1,926
Shares redeemed	(37,759)	(47,663)	(414,570)	(708,207)
Net increase (decrease)	(12,629)	87,530	$ (143,609)	$ 1,382,242
Class K
Shares sold	1,850	7	$ 15,842	$ 100
Conversion from Growth Discovery	2,109	-	27,925	-
Reinvestment of distributions	13	-	114	-
Shares redeemed	(357)	-	(3,451)	-
Net increase (decrease)	3,615	7	$ 40,430	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Fidelity Growth Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustment for 2007 shown in the chart above reflects the effect of using the blended index return to calculate the fund's performance adjustment.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) 1-800-544-5555

Automated line for quickest service

CII-K-USAN-0209
1.863273.100

Fidelity®
Mega Cap Stock
Fund

Semiannual Report

December 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	1.10%
Actual		$ 1,000.00	$ 713.40	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Class T	1.35%
Actual		$ 1,000.00	$ 712.20	$ 5.83
Hypothetical A		$ 1,000.00	$ 1,018.40	$ 6.87
Class B	1.85%
Actual		$ 1,000.00	$ 709.90	$ 7.97
Hypothetical A		$ 1,000.00	$ 1,015.88	$ 9.40
Class C	1.80%
Actual		$ 1,000.00	$ 709.80	$ 7.76
Hypothetical A		$ 1,000.00	$ 1,016.13	$ 9.15
Mega Cap Stock	.75%
Actual		$ 1,000.00	$ 713.50	$ 3.24
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Institutional Class	.69%
Actual		$ 1,000.00	$ 714.10	$ 2.98
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.0	5.2
JPMorgan Chase & Co.	3.4	2.6
Johnson & Johnson	2.9	2.6
Wells Fargo & Co.	2.9	1.2
Microsoft Corp.	2.7	2.8
ConocoPhillips	2.4	2.1
AT&T, Inc.	2.3	2.7
General Electric Co.	2.2	0.7
Wal-Mart Stores, Inc.	2.2	1.6
Hewlett-Packard Co.	2.0	3.4
	28.0
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	20.5
Health Care	15.6	12.6
Financials	15.2	15.9
Energy	12.1	16.6
Consumer Staples	10.7	8.6
Asset Allocation (% of fund's net assets)
As of December 31, 2008 *		As of June 30, 2008 **
	Stocks 97.9%		Stocks 100.0%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 0.0%
* Foreign investments	4.2%	** Foreign investments	4.9%

Semiannual Report

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.2%
Magna International, Inc. Class A	23,000	$ 694,707
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	112,000	6,965,280
Starbucks Corp. (a)	40,000	378,400
		7,343,680
Household Durables - 1.5%
NVR, Inc. (a)	2,000	912,500
Whirlpool Corp. (d)	139,900	5,784,865
		6,697,365
Media - 2.7%
Comcast Corp. Class A (special) (non-vtg.)	190,000	3,068,500
News Corp. Class A	50,100	455,409
Omnicom Group, Inc.	11,100	298,812
The DIRECTV Group, Inc. (a)	67,400	1,544,134
The Walt Disney Co.	210,900	4,785,321
Time Warner, Inc.	192,100	1,932,526
Viacom, Inc. Class B (non-vtg.) (a)	23,300	444,098
		12,528,800
Multiline Retail - 0.0%
Kohl's Corp. (a)	1,000	36,200
Target Corp.	3,400	117,402
		153,602
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	6,100	140,727
Best Buy Co., Inc.	41,000	1,152,510
Home Depot, Inc.	183,000	4,212,660
Lowe's Companies, Inc.	130,000	2,797,600
Staples, Inc.	80,643	1,445,123
TJX Companies, Inc.	20,000	411,400
		10,160,020
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc. (a)	50,000	1,038,500
NIKE, Inc. Class B	89,000	4,539,000
		5,577,500
TOTAL CONSUMER DISCRETIONARY		43,155,674
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 10.7%
Beverages - 1.8%
Coca-Cola Enterprises, Inc.	24,300	$ 292,329
Molson Coors Brewing Co. Class B	75,293	3,683,334
The Coca-Cola Co.	94,300	4,268,961
		8,244,624
Food & Staples Retailing - 3.7%
CVS Caremark Corp.	148,700	4,273,638
Kroger Co.	77,700	2,052,057
Wal-Mart Stores, Inc.	178,584	10,011,419
Walgreen Co.	20,000	493,400
		16,830,514
Food Products - 0.3%
Archer Daniels Midland Co.	300	8,649
Kellogg Co.	25,200	1,105,020
Tyson Foods, Inc. Class A	51,300	449,388
		1,563,057
Household Products - 1.8%
Kimberly-Clark Corp.	10,000	527,400
Procter & Gamble Co.	123,200	7,616,224
		8,143,624
Personal Products - 0.2%
Avon Products, Inc.	40,000	961,200
Tobacco - 2.9%
Altria Group, Inc.	429,130	6,462,698
Philip Morris International, Inc.	155,630	6,771,461
		13,234,159
TOTAL CONSUMER STAPLES		48,977,178
ENERGY - 12.1%
Energy Equipment & Services - 0.7%
ENSCO International, Inc.	43,700	1,240,643
Halliburton Co.	53,400	970,812
National Oilwell Varco, Inc. (a)	5,000	122,200
Noble Corp.	8,900	196,601
Schlumberger Ltd. (NY Shares)	715	30,266
Transocean Ltd. (a)	11,552	545,832
		3,106,354
Oil, Gas & Consumable Fuels - 11.4%
Alpha Natural Resources, Inc. (a)	30,000	485,700
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	36,800	$ 2,742,704
Chesapeake Energy Corp.	95,000	1,536,150
Chevron Corp.	118,400	8,758,048
ConocoPhillips	207,500	10,748,500
Devon Energy Corp.	5,000	328,550
Exxon Mobil Corp.	286,271	22,853,013
Marathon Oil Corp.	4,500	123,120
Occidental Petroleum Corp.	51,500	3,089,485
Peabody Energy Corp.	8,927	203,089
Plains Exploration & Production Co. (a)	6,100	141,764
Tesoro Corp.	100	1,317
Valero Energy Corp.	71,500	1,547,260
		52,558,700
TOTAL ENERGY		55,665,054
FINANCIALS - 15.2%
Capital Markets - 2.8%
Bank of New York Mellon Corp.	35,000	991,550
BlackRock, Inc. Class A	1,000	134,150
Charles Schwab Corp.	100,000	1,617,000
Goldman Sachs Group, Inc.	72,400	6,109,836
Janus Capital Group, Inc.	78,700	631,961
Morgan Stanley	120,000	1,924,800
State Street Corp.	38,700	1,522,071
		12,931,368
Commercial Banks - 3.5%
PNC Financial Services Group, Inc.	40,000	1,960,000
U.S. Bancorp, Delaware	5,000	125,050
Wachovia Corp.	156,100	864,794
Wells Fargo & Co.	445,574	13,135,522
		16,085,366
Consumer Finance - 0.6%
Capital One Financial Corp.	90,000	2,870,100
Diversified Financial Services - 5.9%
Bank of America Corp.	547,080	7,702,886
Citigroup, Inc.	408,300	2,739,693
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	4,000	$ 832,440
JPMorgan Chase & Co.	493,000	15,544,290
		26,819,309
Insurance - 2.4%
ACE Ltd.	16,100	852,012
American International Group, Inc.	254,330	399,298
Berkshire Hathaway, Inc. Class B (a)	560	1,799,840
Loews Corp.	45,900	1,296,675
MetLife, Inc.	27,500	958,650
Prudential Financial, Inc.	16,600	502,316
The Chubb Corp.	37,000	1,887,000
The Travelers Companies, Inc.	68,900	3,114,280
		10,810,071
TOTAL FINANCIALS		69,516,214
HEALTH CARE - 15.6%
Biotechnology - 2.9%
Amgen, Inc. (a)	92,590	5,347,073
Biogen Idec, Inc. (a)	27,200	1,295,536
Genentech, Inc. (a)	52,000	4,311,320
Gilead Sciences, Inc. (a)	45,220	2,312,551
		13,266,480
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	70,600	3,783,454
Boston Scientific Corp. (a)	70,000	541,800
C.R. Bard, Inc.	5,200	438,152
Covidien Ltd.	50,000	1,812,000
Medtronic, Inc.	88,300	2,774,386
		9,349,792
Health Care Providers & Services - 2.8%
Express Scripts, Inc. (a)	35,000	1,924,300
Humana, Inc. (a)	80,400	2,997,312
Medco Health Solutions, Inc. (a)	93,800	3,931,158
UnitedHealth Group, Inc.	116,700	3,104,220
WellPoint, Inc. (a)	21,900	922,647
		12,879,637
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. (a)	100	3,407
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 7.9%
Abbott Laboratories	89,600	$ 4,781,952
Allergan, Inc.	1,000	40,320
Eli Lilly & Co.	80,100	3,225,627
Johnson & Johnson	223,300	13,360,039
Merck & Co., Inc.	83,900	2,550,560
Pfizer, Inc.	296,300	5,247,473
Schering-Plough Corp.	75,100	1,278,953
Wyeth	147,100	5,517,721
		36,002,645
TOTAL HEALTH CARE		71,501,961
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.4%
General Dynamics Corp.	38,500	2,217,215
Honeywell International, Inc.	38,600	1,267,238
L-3 Communications Holdings, Inc.	4,100	302,498
Lockheed Martin Corp.	26,900	2,261,752
Northrop Grumman Corp.	75,300	3,391,512
Raytheon Co.	67,000	3,419,680
The Boeing Co.	2,800	119,476
United Technologies Corp.	50,900	2,728,240
		15,707,611
Air Freight & Logistics - 0.3%
FedEx Corp.	20,000	1,283,000
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	45,000	1,115,550
Waste Management, Inc.	10,000	331,400
		1,446,950
Industrial Conglomerates - 2.4%
General Electric Co.	624,800	10,121,760
Tyco International Ltd.	40,000	864,000
		10,985,760
Machinery - 1.7%
Caterpillar, Inc.	54,900	2,452,383
Cummins, Inc.	35,000	935,550
Deere & Co.	97,400	3,732,368
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	700	$ 34,797
Navistar International Corp. (a)	25,000	534,500
		7,689,598
Road & Rail - 0.7%
CSX Corp.	44,000	1,428,680
Norfolk Southern Corp.	20,000	941,000
Union Pacific Corp.	22,000	1,051,600
		3,421,280
TOTAL INDUSTRIALS		40,534,199
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	428,900	6,991,070
Corning, Inc.	112,100	1,068,313
Juniper Networks, Inc. (a)	10,000	175,100
Nokia Corp. sponsored ADR	35,400	552,240
QUALCOMM, Inc.	88,700	3,178,121
		11,964,844
Computers & Peripherals - 4.2%
Apple, Inc. (a)	46,300	3,951,705
Hewlett-Packard Co.	251,300	9,119,677
International Business Machines Corp.	70,400	5,924,864
Western Digital Corp. (a)	30,800	352,660
		19,348,906
Electronic Equipment & Components - 0.2%
Tyco Electronics Ltd.	51,600	836,436
Internet Software & Services - 1.1%
Google, Inc. Class A (sub. vtg.) (a)	16,350	5,030,078
Yahoo!, Inc. (a)	14,300	174,460
		5,204,538
IT Services - 1.9%
Accenture Ltd. Class A	152,200	4,990,638
MasterCard, Inc. Class A	15,000	2,143,950
The Western Union Co.	80,000	1,147,200
Visa, Inc.	10,000	524,500
		8,806,288
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	520,918	5,276,899
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares)	289,900	$ 5,238,493
Intel Corp.	172,200	2,524,452
Texas Instruments, Inc.	145,000	2,250,400
		15,290,244
Software - 4.9%
Adobe Systems, Inc. (a)	40,000	851,600
Microsoft Corp.	631,000	12,266,640
Oracle Corp. (a)	383,900	6,806,547
Symantec Corp. (a)	168,300	2,275,416
		22,200,203
TOTAL INFORMATION TECHNOLOGY		83,651,459
MATERIALS - 1.7%
Chemicals - 1.1%
Celanese Corp. Class A	75,880	943,188
CF Industries Holdings, Inc.	10,000	491,600
FMC Corp.	30,000	1,341,900
Lubrizol Corp.	30,000	1,091,700
Monsanto Co.	18,300	1,287,405
		5,155,793
Metals & Mining - 0.6%
ArcelorMittal SA (NY Shares) Class A	19,300	474,587
Barrick Gold Corp.	37,800	1,389,034
Freeport-McMoRan Copper & Gold, Inc. Class B	1,400	34,216
Rio Tinto PLC sponsored ADR	5,000	444,550
United States Steel Corp.	5,000	186,000
		2,528,387
TOTAL MATERIALS		7,684,180
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	376,900	10,741,650
Qwest Communications International, Inc.	50,000	182,000
Verizon Communications, Inc.	211,800	7,180,020
		18,103,670
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp.	150,000	$ 274,500
TOTAL TELECOMMUNICATION SERVICES		18,378,170
UTILITIES - 2.1%
Electric Utilities - 1.4%
Entergy Corp.	33,000	2,743,290
Exelon Corp.	15,000	834,150
FirstEnergy Corp.	60,000	2,914,800
		6,492,240
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	32,100	264,504
Constellation Energy Group, Inc.	11,800	296,062
NRG Energy, Inc. (a)	50,000	1,166,500
		1,727,066
Multi-Utilities - 0.3%
Dominion Resources, Inc.	20,000	716,800
Public Service Enterprise Group, Inc.	27,300	796,341
		1,513,141
TOTAL UTILITIES		9,732,447
TOTAL COMMON STOCKS (Cost $586,447,960)		448,796,536
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 1.06% (b)	11,065,456	11,065,456
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	4,648,000	4,648,000
TOTAL MONEY MARKET FUNDS (Cost $15,713,456)		15,713,456
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $602,161,416)		464,509,992
NET OTHER ASSETS - (1.3)%		(6,094,728)
NET ASSETS - 100%		$ 458,415,264
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62,471
Fidelity Securities Lending Cash Central Fund	155,565
Total	$ 218,036
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 464,509,992	$ 464,509,992	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,631,200) - See accompanying schedule: Unaffiliated issuers (cost $586,447,960)	$ 448,796,536
Fidelity Central Funds (cost $15,713,456)	15,713,456
Total Investments (cost $602,161,416)		$ 464,509,992
Receivable for investments sold		18,069,846
Receivable for fund shares sold		1,821,489
Dividends receivable		829,237
Distributions receivable from Fidelity Central Funds		15,012
Prepaid expenses		5,678
Total assets		485,251,254

Liabilities
Payable for fund shares redeemed	$ 21,866,576
Accrued management fee	181,658
Distribution fees payable	501
Other affiliated payables	111,848
Other payables and accrued expenses	27,407
Collateral on securities loaned, at value	4,648,000
Total liabilities		26,835,990

Net Assets		$ 458,415,264
Net Assets consist of:
Paid in capital		$ 716,942,710
Undistributed net investment income		74,156
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(120,950,178)
Net unrealized appreciation (depreciation) on investments		(137,651,424)
Net Assets		$ 458,415,264

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($508,760 ÷ 73,332 shares)	$ 6.94

Maximum offering price per share (100/94.25 of $6.94)	$ 7.36
Class T: Net Asset Value and redemption price per share ($159,957 ÷ 23,020 shares)	$ 6.95

Maximum offering price per share (100/96.50 of $6.95)	$ 7.20
Class B: Net Asset Value and offering price per share ($108,837 ÷ 15,661 shares) A	$ 6.95

Class C: Net Asset Value and offering price per share ($477,179 ÷ 68,927 shares) A	$ 6.92

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($456,972,774 ÷ 65,728,547 shares)	$ 6.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($187,757 ÷ 27,018 shares)	$ 6.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2008 (Unaudited)

Investment Income
Dividends		$ 6,394,502
Interest		11
Income from Fidelity Central Funds		218,036
Total income		6,612,549

Expenses
Management fee	$ 1,235,698
Transfer agent fees	577,424
Distribution fees	2,099
Accounting and security lending fees	102,619
Custodian fees and expenses	10,075
Independent trustees' compensation	1,470
Registration fees	37,552
Audit	26,952
Legal	2,591
Interest	5,631
Miscellaneous	26,850
Total expenses before reductions	2,028,961
Expense reductions	(21,633)	2,007,328
Net investment income (loss)		4,605,221
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(115,768,325)
Foreign currency transactions	(492)
Total net realized gain (loss)		(115,768,817)
Change in net unrealized appreciation (depreciation) on: Investment securities	(62,563,867)
Assets and liabilities in foreign currencies	(479)
Total change in net unrealized appreciation (depreciation)		(62,564,346)
Net gain (loss)		(178,333,163)
Net increase (decrease) in net assets resulting from operations		$ (173,727,942)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2008 (Unaudited)	Year ended June 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,605,221	$ 6,085,707
Net realized gain (loss)	(115,768,817)	(652,994)
Change in net unrealized appreciation (depreciation)	(62,564,346)	(106,617,222)
Net increase (decrease) in net assets resulting from operations	(173,727,942)	(101,184,509)
Distributions to shareholders from net investment income	(8,071,102)	(2,028,069)
Distributions to shareholders from net realized gain	(1,264,702)	(12,126,374)
Total distributions	(9,335,804)	(14,154,443)
Share transactions - net increase (decrease)	(26,603,680)	578,258,425
Total increase (decrease) in net assets	(209,667,426)	462,919,473

Net Assets
Beginning of period	668,082,690	205,163,217
End of period (including undistributed net investment income of $74,156 and undistributed net investment income of $4,457,069, respectively)	$ 458,415,264	$ 668,082,690

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.05	.05
Net realized and unrealized gain (loss)	(2.86)	(.77)
Total from investment operations	(2.81)	(.72)
Distributions from net investment income	(.12)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.14)	-
Net asset value, end of period	$ 6.94	$ 9.89
Total Return B, C, D	(28.66)%	(6.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.02% A
Expenses net of fee waivers, if any	1.10% A	1.02% A
Expenses net of all reductions	1.10% A	1.01% A
Net investment income (loss)	1.37% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 509	$ 106
Portfolio turnover rate G	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.05	.04
Net realized and unrealized gain (loss)	(2.88)	(.77)
Total from investment operations	(2.83)	(.73)
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.10)	-
Net asset value, end of period	$ 6.95	$ 9.88
Total Return B, C, D	(28.78)%	(6.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.32% A
Expenses net of fee waivers, if any	1.35% A	1.32% A
Expenses net of all reductions	1.35% A	1.32% A
Net investment income (loss)	1.12% A	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 160	$ 136
Portfolio turnover rate G	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.03	.02
Net realized and unrealized gain (loss)	(2.88)	(.76)
Total from investment operations	(2.85)	(.74)
Distributions from net investment income	(.05)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.07)	-
Net asset value, end of period	$ 6.95	$ 9.87
Total Return B, C, D	(29.01)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.73% A
Expenses net of fee waivers, if any	1.85% A	1.73% A
Expenses net of all reductions	1.85% A	1.73% A
Net investment income (loss)	.62% A	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 107
Portfolio turnover rate G	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.03	.02
Net realized and unrealized gain (loss)	(2.88)	(.76)
Total from investment operations	(2.85)	(.74)
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.10)	-
Net asset value, end of period	$ 6.92	$ 9.87
Total Return B, C, D	(29.02)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	1.71% A
Expenses net of fee waivers, if any	1.80% A	1.71% A
Expenses net of all reductions	1.80% A	1.71% A
Net investment income (loss)	.67% A	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 477	$ 98
Portfolio turnover rate G	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

Six months ended December 31,2008

Years ended June 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 12.06	$ 10.31	$ 9.28	$ 9.24	$ 8.48
Income from Investment Operations
Net investment income (loss) D	.07	.14	.09	.05	.14 G	.06
Net realized and unrealized gain (loss)	(2.89)	(1.60)	1.93	1.21	.02	.76
Total from investment operations	(2.82)	(1.46)	2.02	1.26	.16	.82
Distributions from net investment income	(.12)	(.07)	(.09)	(.06)	(.12)	(.06)
Distributions from net realized gain	(.02)	(.62)	(.18)	(.17)	-	-
Total distributions	(.14)	(.69)	(.27)	(.23)	(.12)	(.06)
Net asset value, end of period	$ 6.95	$ 9.91	$ 12.06	$ 10.31	$ 9.28	$ 9.24
Total Return B, C	(28.65)%	(12.73)%	20.05%	13.63%	1.71%	9.68%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.75%	.81%	.86%	.84%	.86%
Expenses net of fee waivers, if any	.75% A	.74%	.81%	.86%	.84%	.86%
Expenses net of all reductions	.75% A	.74%	.81%	.82%	.81%	.85%
Net investment income (loss)	1.72% A	1.28%	.79%	.51%	1.52% G	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 456,973	$ 667,542	$ 205,163	$ 182,834	$ 179,344	$ 209,344
Portfolio turnover rate F	112% A	97%	94%	180%	79%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.07	.07
Net realized and unrealized gain (loss)	(2.88)	(.77)
Total from investment operations	(2.81)	(.70)
Distributions from net investment income	(.13)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.15)	-
Net asset value, end of period	$ 6.95	$ 9.91
Total Return B, C	(28.59)%	(6.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.70% A
Expenses net of fee waivers, if any	.69% A	.70% A
Expenses net of all reductions	.69% A	.70% A
Net investment income (loss)	1.78% A	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 93
Portfolio turnover rate F	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2008 (Unaudited)

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class Shares, each of which has equal rights to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,991,808
Unrealized depreciation	(161,209,957)
Net unrealized appreciation (depreciation)	$ (148,218,149)

Cost for federal income tax purposes	$ 612,728,141

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,296,191 and $346,010,520, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged 0.26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 326	$ 91
Class T	.25%	.25%	362	196
Class B	.75%	.25%	506	477
Class C	.75%	.25%	905	687
			$ 2,099	$ 1,451

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,206
Class T	10
Class B*	41
Class C*	-
$ 1,257

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 392.30
Class T	223.31
Class B	156.31
Class C	238.26
Mega Cap Stock	576,347.22
Institutional Class	68.15
	$ 577,424

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,216 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 18,683,400	2.17%	$ 5,631

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $652

Semiannual Report

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $155,565.

9. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Mega Cap Stock	$ 8

In addition, FMR voluntarily agreed to reimburse a portion of Mega Cap Stock's operating expenses. During the period, this reimbursement reduced the class's expenses by $21,625.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2008	Year ended June 30, 2008
From net investment income
Class A	$ 5,012	$ -
Class T	1,485	-
Class B	634	-
Class C	2,462	-
Mega Cap Stock	8,059,632	2,028,069
Institutional Class	1,877	-
Total	$ 8,071,102	$ 2,028,069
From net realized gain
Class A	$ 291	$ -
Class T	296	-
Class B	207	-
Class C	292	-
Mega Cap Stock	1,263,428	12,126,374
Institutional Class	188	-
Total	$ 1,264,702	$ 12,126,374

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2008	Year ended June 30, 2008 A	Six months ended December 31, 2008	Year ended June 30, 2008 A
Class A
Shares sold	92,614	10,749	$ 666,998	$ 114,109
Reinvestment of distributions	668	-	4,811	-
Shares redeemed	(30,699)	-	(213,333)	-
Net increase (decrease)	62,583	10,749	$ 458,476	$ 114,109
Class T
Shares sold	19,792	13,813	$ 138,373	$ 145,705
Reinvestment of distributions	225	-	1,781	-
Shares redeemed	(10,735)	(75)	(72,562)	(773)
Net increase (decrease)	9,282	13,738	$ 67,592	$ 144,932

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2008	Year ended June 30, 2008 A	Six months ended December 31, 2008	Year ended June 30, 2008 A
Class B
Shares sold	5,536	10,836	$ 41,197	$ 114,788
Reinvestment of distributions	106	-	833	-
Shares redeemed	(808)	(9)	(7,337)	(99)
Net increase (decrease)	4,834	10,827	$ 34,693	$ 114,689
Class C
Shares sold	61,613	9,953	$ 454,109	$ 105,728
Reinvestment of distributions	373	-	2,754	-
Shares redeemed	(3,012)	-	(18,812)	-
Net increase (decrease)	58,974	9,953	$ 438,051	$ 105,728
Mega Cap Stock
Shares sold	22,345,635	62,330,525	$ 171,418,950	$ 706,742,566
Reinvestment of distributions	1,015,272	1,173,267	8,283,272	13,245,178
Shares redeemed	(25,020,288)	(13,126,183)	(207,426,868)	(142,308,777)
Net increase (decrease)	(1,659,381)	50,377,609	$ (27,724,646)	$ 577,678,967
Institutional Class
Shares sold	17,421	9,425	$ 120,754	$ 100,000
Reinvestment of distributions	172	-	1,400	-
Net increase (decrease)	17,593	9,425	$ 122,154	$ 100,000

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund (formerly known as Fidelity Growth & Income II Portfolio)

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The fund did not offer Advisor classes as of Decem-ber 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations, Co.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

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GII-USAN-0209-01
1.787781.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Mega Cap Stock
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

December 31, 2008

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Mega Cap Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	1.10%
Actual		$ 1,000.00	$ 713.40	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Class T	1.35%
Actual		$ 1,000.00	$ 712.20	$ 5.83
Hypothetical A		$ 1,000.00	$ 1,018.40	$ 6.87
Class B	1.85%
Actual		$ 1,000.00	$ 709.90	$ 7.97
Hypothetical A		$ 1,000.00	$ 1,015.88	$ 9.40
Class C	1.80%
Actual		$ 1,000.00	$ 709.80	$ 7.76
Hypothetical A		$ 1,000.00	$ 1,016.13	$ 9.15
Mega Cap Stock	.75%
Actual		$ 1,000.00	$ 713.50	$ 3.24
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Institutional Class	.69%
Actual		$ 1,000.00	$ 714.10	$ 2.98
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.0	5.2
JPMorgan Chase & Co.	3.4	2.6
Johnson & Johnson	2.9	2.6
Wells Fargo & Co.	2.9	1.2
Microsoft Corp.	2.7	2.8
ConocoPhillips	2.4	2.1
AT&T, Inc.	2.3	2.7
General Electric Co.	2.2	0.7
Wal-Mart Stores, Inc.	2.2	1.6
Hewlett-Packard Co.	2.0	3.4
	28.0
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	20.5
Health Care	15.6	12.6
Financials	15.2	15.9
Energy	12.1	16.6
Consumer Staples	10.7	8.6
Asset Allocation (% of fund's net assets)
As of December 31, 2008 *		As of June 30, 2008 **
	Stocks 97.9%		Stocks 100.0%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 0.0%
* Foreign investments	4.2%	** Foreign investments	4.9%

Semiannual Report

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.2%
Magna International, Inc. Class A	23,000	$ 694,707
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	112,000	6,965,280
Starbucks Corp. (a)	40,000	378,400
		7,343,680
Household Durables - 1.5%
NVR, Inc. (a)	2,000	912,500
Whirlpool Corp. (d)	139,900	5,784,865
		6,697,365
Media - 2.7%
Comcast Corp. Class A (special) (non-vtg.)	190,000	3,068,500
News Corp. Class A	50,100	455,409
Omnicom Group, Inc.	11,100	298,812
The DIRECTV Group, Inc. (a)	67,400	1,544,134
The Walt Disney Co.	210,900	4,785,321
Time Warner, Inc.	192,100	1,932,526
Viacom, Inc. Class B (non-vtg.) (a)	23,300	444,098
		12,528,800
Multiline Retail - 0.0%
Kohl's Corp. (a)	1,000	36,200
Target Corp.	3,400	117,402
		153,602
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	6,100	140,727
Best Buy Co., Inc.	41,000	1,152,510
Home Depot, Inc.	183,000	4,212,660
Lowe's Companies, Inc.	130,000	2,797,600
Staples, Inc.	80,643	1,445,123
TJX Companies, Inc.	20,000	411,400
		10,160,020
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc. (a)	50,000	1,038,500
NIKE, Inc. Class B	89,000	4,539,000
		5,577,500
TOTAL CONSUMER DISCRETIONARY		43,155,674
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 10.7%
Beverages - 1.8%
Coca-Cola Enterprises, Inc.	24,300	$ 292,329
Molson Coors Brewing Co. Class B	75,293	3,683,334
The Coca-Cola Co.	94,300	4,268,961
		8,244,624
Food & Staples Retailing - 3.7%
CVS Caremark Corp.	148,700	4,273,638
Kroger Co.	77,700	2,052,057
Wal-Mart Stores, Inc.	178,584	10,011,419
Walgreen Co.	20,000	493,400
		16,830,514
Food Products - 0.3%
Archer Daniels Midland Co.	300	8,649
Kellogg Co.	25,200	1,105,020
Tyson Foods, Inc. Class A	51,300	449,388
		1,563,057
Household Products - 1.8%
Kimberly-Clark Corp.	10,000	527,400
Procter & Gamble Co.	123,200	7,616,224
		8,143,624
Personal Products - 0.2%
Avon Products, Inc.	40,000	961,200
Tobacco - 2.9%
Altria Group, Inc.	429,130	6,462,698
Philip Morris International, Inc.	155,630	6,771,461
		13,234,159
TOTAL CONSUMER STAPLES		48,977,178
ENERGY - 12.1%
Energy Equipment & Services - 0.7%
ENSCO International, Inc.	43,700	1,240,643
Halliburton Co.	53,400	970,812
National Oilwell Varco, Inc. (a)	5,000	122,200
Noble Corp.	8,900	196,601
Schlumberger Ltd. (NY Shares)	715	30,266
Transocean Ltd. (a)	11,552	545,832
		3,106,354
Oil, Gas & Consumable Fuels - 11.4%
Alpha Natural Resources, Inc. (a)	30,000	485,700
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	36,800	$ 2,742,704
Chesapeake Energy Corp.	95,000	1,536,150
Chevron Corp.	118,400	8,758,048
ConocoPhillips	207,500	10,748,500
Devon Energy Corp.	5,000	328,550
Exxon Mobil Corp.	286,271	22,853,013
Marathon Oil Corp.	4,500	123,120
Occidental Petroleum Corp.	51,500	3,089,485
Peabody Energy Corp.	8,927	203,089
Plains Exploration & Production Co. (a)	6,100	141,764
Tesoro Corp.	100	1,317
Valero Energy Corp.	71,500	1,547,260
		52,558,700
TOTAL ENERGY		55,665,054
FINANCIALS - 15.2%
Capital Markets - 2.8%
Bank of New York Mellon Corp.	35,000	991,550
BlackRock, Inc. Class A	1,000	134,150
Charles Schwab Corp.	100,000	1,617,000
Goldman Sachs Group, Inc.	72,400	6,109,836
Janus Capital Group, Inc.	78,700	631,961
Morgan Stanley	120,000	1,924,800
State Street Corp.	38,700	1,522,071
		12,931,368
Commercial Banks - 3.5%
PNC Financial Services Group, Inc.	40,000	1,960,000
U.S. Bancorp, Delaware	5,000	125,050
Wachovia Corp.	156,100	864,794
Wells Fargo & Co.	445,574	13,135,522
		16,085,366
Consumer Finance - 0.6%
Capital One Financial Corp.	90,000	2,870,100
Diversified Financial Services - 5.9%
Bank of America Corp.	547,080	7,702,886
Citigroup, Inc.	408,300	2,739,693
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	4,000	$ 832,440
JPMorgan Chase & Co.	493,000	15,544,290
		26,819,309
Insurance - 2.4%
ACE Ltd.	16,100	852,012
American International Group, Inc.	254,330	399,298
Berkshire Hathaway, Inc. Class B (a)	560	1,799,840
Loews Corp.	45,900	1,296,675
MetLife, Inc.	27,500	958,650
Prudential Financial, Inc.	16,600	502,316
The Chubb Corp.	37,000	1,887,000
The Travelers Companies, Inc.	68,900	3,114,280
		10,810,071
TOTAL FINANCIALS		69,516,214
HEALTH CARE - 15.6%
Biotechnology - 2.9%
Amgen, Inc. (a)	92,590	5,347,073
Biogen Idec, Inc. (a)	27,200	1,295,536
Genentech, Inc. (a)	52,000	4,311,320
Gilead Sciences, Inc. (a)	45,220	2,312,551
		13,266,480
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	70,600	3,783,454
Boston Scientific Corp. (a)	70,000	541,800
C.R. Bard, Inc.	5,200	438,152
Covidien Ltd.	50,000	1,812,000
Medtronic, Inc.	88,300	2,774,386
		9,349,792
Health Care Providers & Services - 2.8%
Express Scripts, Inc. (a)	35,000	1,924,300
Humana, Inc. (a)	80,400	2,997,312
Medco Health Solutions, Inc. (a)	93,800	3,931,158
UnitedHealth Group, Inc.	116,700	3,104,220
WellPoint, Inc. (a)	21,900	922,647
		12,879,637
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. (a)	100	3,407
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 7.9%
Abbott Laboratories	89,600	$ 4,781,952
Allergan, Inc.	1,000	40,320
Eli Lilly & Co.	80,100	3,225,627
Johnson & Johnson	223,300	13,360,039
Merck & Co., Inc.	83,900	2,550,560
Pfizer, Inc.	296,300	5,247,473
Schering-Plough Corp.	75,100	1,278,953
Wyeth	147,100	5,517,721
		36,002,645
TOTAL HEALTH CARE		71,501,961
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.4%
General Dynamics Corp.	38,500	2,217,215
Honeywell International, Inc.	38,600	1,267,238
L-3 Communications Holdings, Inc.	4,100	302,498
Lockheed Martin Corp.	26,900	2,261,752
Northrop Grumman Corp.	75,300	3,391,512
Raytheon Co.	67,000	3,419,680
The Boeing Co.	2,800	119,476
United Technologies Corp.	50,900	2,728,240
		15,707,611
Air Freight & Logistics - 0.3%
FedEx Corp.	20,000	1,283,000
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	45,000	1,115,550
Waste Management, Inc.	10,000	331,400
		1,446,950
Industrial Conglomerates - 2.4%
General Electric Co.	624,800	10,121,760
Tyco International Ltd.	40,000	864,000
		10,985,760
Machinery - 1.7%
Caterpillar, Inc.	54,900	2,452,383
Cummins, Inc.	35,000	935,550
Deere & Co.	97,400	3,732,368
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	700	$ 34,797
Navistar International Corp. (a)	25,000	534,500
		7,689,598
Road & Rail - 0.7%
CSX Corp.	44,000	1,428,680
Norfolk Southern Corp.	20,000	941,000
Union Pacific Corp.	22,000	1,051,600
		3,421,280
TOTAL INDUSTRIALS		40,534,199
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	428,900	6,991,070
Corning, Inc.	112,100	1,068,313
Juniper Networks, Inc. (a)	10,000	175,100
Nokia Corp. sponsored ADR	35,400	552,240
QUALCOMM, Inc.	88,700	3,178,121
		11,964,844
Computers & Peripherals - 4.2%
Apple, Inc. (a)	46,300	3,951,705
Hewlett-Packard Co.	251,300	9,119,677
International Business Machines Corp.	70,400	5,924,864
Western Digital Corp. (a)	30,800	352,660
		19,348,906
Electronic Equipment & Components - 0.2%
Tyco Electronics Ltd.	51,600	836,436
Internet Software & Services - 1.1%
Google, Inc. Class A (sub. vtg.) (a)	16,350	5,030,078
Yahoo!, Inc. (a)	14,300	174,460
		5,204,538
IT Services - 1.9%
Accenture Ltd. Class A	152,200	4,990,638
MasterCard, Inc. Class A	15,000	2,143,950
The Western Union Co.	80,000	1,147,200
Visa, Inc.	10,000	524,500
		8,806,288
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	520,918	5,276,899
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares)	289,900	$ 5,238,493
Intel Corp.	172,200	2,524,452
Texas Instruments, Inc.	145,000	2,250,400
		15,290,244
Software - 4.9%
Adobe Systems, Inc. (a)	40,000	851,600
Microsoft Corp.	631,000	12,266,640
Oracle Corp. (a)	383,900	6,806,547
Symantec Corp. (a)	168,300	2,275,416
		22,200,203
TOTAL INFORMATION TECHNOLOGY		83,651,459
MATERIALS - 1.7%
Chemicals - 1.1%
Celanese Corp. Class A	75,880	943,188
CF Industries Holdings, Inc.	10,000	491,600
FMC Corp.	30,000	1,341,900
Lubrizol Corp.	30,000	1,091,700
Monsanto Co.	18,300	1,287,405
		5,155,793
Metals & Mining - 0.6%
ArcelorMittal SA (NY Shares) Class A	19,300	474,587
Barrick Gold Corp.	37,800	1,389,034
Freeport-McMoRan Copper & Gold, Inc. Class B	1,400	34,216
Rio Tinto PLC sponsored ADR	5,000	444,550
United States Steel Corp.	5,000	186,000
		2,528,387
TOTAL MATERIALS		7,684,180
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	376,900	10,741,650
Qwest Communications International, Inc.	50,000	182,000
Verizon Communications, Inc.	211,800	7,180,020
		18,103,670
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp.	150,000	$ 274,500
TOTAL TELECOMMUNICATION SERVICES		18,378,170
UTILITIES - 2.1%
Electric Utilities - 1.4%
Entergy Corp.	33,000	2,743,290
Exelon Corp.	15,000	834,150
FirstEnergy Corp.	60,000	2,914,800
		6,492,240
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	32,100	264,504
Constellation Energy Group, Inc.	11,800	296,062
NRG Energy, Inc. (a)	50,000	1,166,500
		1,727,066
Multi-Utilities - 0.3%
Dominion Resources, Inc.	20,000	716,800
Public Service Enterprise Group, Inc.	27,300	796,341
		1,513,141
TOTAL UTILITIES		9,732,447
TOTAL COMMON STOCKS (Cost $586,447,960)		448,796,536
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 1.06% (b)	11,065,456	11,065,456
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	4,648,000	4,648,000
TOTAL MONEY MARKET FUNDS (Cost $15,713,456)		15,713,456
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $602,161,416)		464,509,992
NET OTHER ASSETS - (1.3)%		(6,094,728)
NET ASSETS - 100%		$ 458,415,264
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62,471
Fidelity Securities Lending Cash Central Fund	155,565
Total	$ 218,036
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 464,509,992	$ 464,509,992	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,631,200) - See accompanying schedule: Unaffiliated issuers (cost $586,447,960)	$ 448,796,536
Fidelity Central Funds (cost $15,713,456)	15,713,456
Total Investments (cost $602,161,416)		$ 464,509,992
Receivable for investments sold		18,069,846
Receivable for fund shares sold		1,821,489
Dividends receivable		829,237
Distributions receivable from Fidelity Central Funds		15,012
Prepaid expenses		5,678
Total assets		485,251,254

Liabilities
Payable for fund shares redeemed	$ 21,866,576
Accrued management fee	181,658
Distribution fees payable	501
Other affiliated payables	111,848
Other payables and accrued expenses	27,407
Collateral on securities loaned, at value	4,648,000
Total liabilities		26,835,990

Net Assets		$ 458,415,264
Net Assets consist of:
Paid in capital		$ 716,942,710
Undistributed net investment income		74,156
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(120,950,178)
Net unrealized appreciation (depreciation) on investments		(137,651,424)
Net Assets		$ 458,415,264

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($508,760 ÷ 73,332 shares)	$ 6.94

Maximum offering price per share (100/94.25 of $6.94)	$ 7.36
Class T: Net Asset Value and redemption price per share ($159,957 ÷ 23,020 shares)	$ 6.95

Maximum offering price per share (100/96.50 of $6.95)	$ 7.20
Class B: Net Asset Value and offering price per share ($108,837 ÷ 15,661 shares) A	$ 6.95

Class C: Net Asset Value and offering price per share ($477,179 ÷ 68,927 shares) A	$ 6.92

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($456,972,774 ÷ 65,728,547 shares)	$ 6.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($187,757 ÷ 27,018 shares)	$ 6.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2008 (Unaudited)

Investment Income
Dividends		$ 6,394,502
Interest		11
Income from Fidelity Central Funds		218,036
Total income		6,612,549

Expenses
Management fee	$ 1,235,698
Transfer agent fees	577,424
Distribution fees	2,099
Accounting and security lending fees	102,619
Custodian fees and expenses	10,075
Independent trustees' compensation	1,470
Registration fees	37,552
Audit	26,952
Legal	2,591
Interest	5,631
Miscellaneous	26,850
Total expenses before reductions	2,028,961
Expense reductions	(21,633)	2,007,328
Net investment income (loss)		4,605,221
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(115,768,325)
Foreign currency transactions	(492)
Total net realized gain (loss)		(115,768,817)
Change in net unrealized appreciation (depreciation) on: Investment securities	(62,563,867)
Assets and liabilities in foreign currencies	(479)
Total change in net unrealized appreciation (depreciation)		(62,564,346)
Net gain (loss)		(178,333,163)
Net increase (decrease) in net assets resulting from operations		$ (173,727,942)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2008 (Unaudited)	Year ended June 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,605,221	$ 6,085,707
Net realized gain (loss)	(115,768,817)	(652,994)
Change in net unrealized appreciation (depreciation)	(62,564,346)	(106,617,222)
Net increase (decrease) in net assets resulting from operations	(173,727,942)	(101,184,509)
Distributions to shareholders from net investment income	(8,071,102)	(2,028,069)
Distributions to shareholders from net realized gain	(1,264,702)	(12,126,374)
Total distributions	(9,335,804)	(14,154,443)
Share transactions - net increase (decrease)	(26,603,680)	578,258,425
Total increase (decrease) in net assets	(209,667,426)	462,919,473

Net Assets
Beginning of period	668,082,690	205,163,217
End of period (including undistributed net investment income of $74,156 and undistributed net investment income of $4,457,069, respectively)	$ 458,415,264	$ 668,082,690

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.05	.05
Net realized and unrealized gain (loss)	(2.86)	(.77)
Total from investment operations	(2.81)	(.72)
Distributions from net investment income	(.12)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.14)	-
Net asset value, end of period	$ 6.94	$ 9.89
Total Return B, C, D	(28.66)%	(6.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.02% A
Expenses net of fee waivers, if any	1.10% A	1.02% A
Expenses net of all reductions	1.10% A	1.01% A
Net investment income (loss)	1.37% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 509	$ 106
Portfolio turnover rate G	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.05	.04
Net realized and unrealized gain (loss)	(2.88)	(.77)
Total from investment operations	(2.83)	(.73)
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.10)	-
Net asset value, end of period	$ 6.95	$ 9.88
Total Return B, C, D	(28.78)%	(6.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.32% A
Expenses net of fee waivers, if any	1.35% A	1.32% A
Expenses net of all reductions	1.35% A	1.32% A
Net investment income (loss)	1.12% A	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 160	$ 136
Portfolio turnover rate G	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.03	.02
Net realized and unrealized gain (loss)	(2.88)	(.76)
Total from investment operations	(2.85)	(.74)
Distributions from net investment income	(.05)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.07)	-
Net asset value, end of period	$ 6.95	$ 9.87
Total Return B, C, D	(29.01)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.73% A
Expenses net of fee waivers, if any	1.85% A	1.73% A
Expenses net of all reductions	1.85% A	1.73% A
Net investment income (loss)	.62% A	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 107
Portfolio turnover rate G	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.03	.02
Net realized and unrealized gain (loss)	(2.88)	(.76)
Total from investment operations	(2.85)	(.74)
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.10)	-
Net asset value, end of period	$ 6.92	$ 9.87
Total Return B, C, D	(29.02)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	1.71% A
Expenses net of fee waivers, if any	1.80% A	1.71% A
Expenses net of all reductions	1.80% A	1.71% A
Net investment income (loss)	.67% A	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 477	$ 98
Portfolio turnover rate G	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

Six months ended December 31,2008

Years ended June 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 12.06	$ 10.31	$ 9.28	$ 9.24	$ 8.48
Income from Investment Operations
Net investment income (loss) D	.07	.14	.09	.05	.14 G	.06
Net realized and unrealized gain (loss)	(2.89)	(1.60)	1.93	1.21	.02	.76
Total from investment operations	(2.82)	(1.46)	2.02	1.26	.16	.82
Distributions from net investment income	(.12)	(.07)	(.09)	(.06)	(.12)	(.06)
Distributions from net realized gain	(.02)	(.62)	(.18)	(.17)	-	-
Total distributions	(.14)	(.69)	(.27)	(.23)	(.12)	(.06)
Net asset value, end of period	$ 6.95	$ 9.91	$ 12.06	$ 10.31	$ 9.28	$ 9.24
Total Return B, C	(28.65)%	(12.73)%	20.05%	13.63%	1.71%	9.68%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.75%	.81%	.86%	.84%	.86%
Expenses net of fee waivers, if any	.75% A	.74%	.81%	.86%	.84%	.86%
Expenses net of all reductions	.75% A	.74%	.81%	.82%	.81%	.85%
Net investment income (loss)	1.72% A	1.28%	.79%	.51%	1.52% G	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 456,973	$ 667,542	$ 205,163	$ 182,834	$ 179,344	$ 209,344
Portfolio turnover rate F	112% A	97%	94%	180%	79%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.07	.07
Net realized and unrealized gain (loss)	(2.88)	(.77)
Total from investment operations	(2.81)	(.70)
Distributions from net investment income	(.13)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.15)	-
Net asset value, end of period	$ 6.95	$ 9.91
Total Return B, C	(28.59)%	(6.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.70% A
Expenses net of fee waivers, if any	.69% A	.70% A
Expenses net of all reductions	.69% A	.70% A
Net investment income (loss)	1.78% A	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 93
Portfolio turnover rate F	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2008 (Unaudited)

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class Shares, each of which has equal rights to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,991,808
Unrealized depreciation	(161,209,957)
Net unrealized appreciation (depreciation)	$ (148,218,149)

Cost for federal income tax purposes	$ 612,728,141

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,296,191 and $346,010,520, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged 0.26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 326	$ 91
Class T	.25%	.25%	362	196
Class B	.75%	.25%	506	477
Class C	.75%	.25%	905	687
			$ 2,099	$ 1,451

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,206
Class T	10
Class B*	41
Class C*	-
$ 1,257

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 392.30
Class T	223.31
Class B	156.31
Class C	238.26
Mega Cap Stock	576,347.22
Institutional Class	68.15
	$ 577,424

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,216 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 18,683,400	2.17%	$ 5,631

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $652

Semiannual Report

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $155,565.

9. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Mega Cap Stock	$ 8

In addition, FMR voluntarily agreed to reimburse a portion of Mega Cap Stock's operating expenses. During the period, this reimbursement reduced the class's expenses by $21,625.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2008	Year ended June 30, 2008
From net investment income
Class A	$ 5,012	$ -
Class T	1,485	-
Class B	634	-
Class C	2,462	-
Mega Cap Stock	8,059,632	2,028,069
Institutional Class	1,877	-
Total	$ 8,071,102	$ 2,028,069
From net realized gain
Class A	$ 291	$ -
Class T	296	-
Class B	207	-
Class C	292	-
Mega Cap Stock	1,263,428	12,126,374
Institutional Class	188	-
Total	$ 1,264,702	$ 12,126,374

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2008	Year ended June 30, 2008 A	Six months ended December 31, 2008	Year ended June 30, 2008 A
Class A
Shares sold	92,614	10,749	$ 666,998	$ 114,109
Reinvestment of distributions	668	-	4,811	-
Shares redeemed	(30,699)	-	(213,333)	-
Net increase (decrease)	62,583	10,749	$ 458,476	$ 114,109
Class T
Shares sold	19,792	13,813	$ 138,373	$ 145,705
Reinvestment of distributions	225	-	1,781	-
Shares redeemed	(10,735)	(75)	(72,562)	(773)
Net increase (decrease)	9,282	13,738	$ 67,592	$ 144,932

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2008	Year ended June 30, 2008 A	Six months ended December 31, 2008	Year ended June 30, 2008 A
Class B
Shares sold	5,536	10,836	$ 41,197	$ 114,788
Reinvestment of distributions	106	-	833	-
Shares redeemed	(808)	(9)	(7,337)	(99)
Net increase (decrease)	4,834	10,827	$ 34,693	$ 114,689
Class C
Shares sold	61,613	9,953	$ 454,109	$ 105,728
Reinvestment of distributions	373	-	2,754	-
Shares redeemed	(3,012)	-	(18,812)	-
Net increase (decrease)	58,974	9,953	$ 438,051	$ 105,728
Mega Cap Stock
Shares sold	22,345,635	62,330,525	$ 171,418,950	$ 706,742,566
Reinvestment of distributions	1,015,272	1,173,267	8,283,272	13,245,178
Shares redeemed	(25,020,288)	(13,126,183)	(207,426,868)	(142,308,777)
Net increase (decrease)	(1,659,381)	50,377,609	$ (27,724,646)	$ 577,678,967
Institutional Class
Shares sold	17,421	9,425	$ 120,754	$ 100,000
Reinvestment of distributions	172	-	1,400	-
Net increase (decrease)	17,593	9,425	$ 122,154	$ 100,000

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund (formerly known as Fidelity Growth & Income II Portfolio)

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The fund did not offer Advisor classes as of Decem-ber 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGII-USAN-0209-01
1.855229.101

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Mega Cap Stock
Fund - Institutional Class

Semiannual Report

December 31, 2008

Institutional Class
is a class of Fidelity®
Mega Cap Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

An all-out credit crisis gripped the world's capital markets in 2008, stunting economic growth, toppling commodity prices and pushing equity markets into their steepest declines in decades. Within this ultra-risk-averse climate, virtually the only positive results came from the relative security of U.S. government-backed assets. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Class A	1.10%
Actual		$ 1,000.00	$ 713.40	$ 4.75
Hypothetical A		$ 1,000.00	$ 1,019.66	$ 5.60
Class T	1.35%
Actual		$ 1,000.00	$ 712.20	$ 5.83
Hypothetical A		$ 1,000.00	$ 1,018.40	$ 6.87
Class B	1.85%
Actual		$ 1,000.00	$ 709.90	$ 7.97
Hypothetical A		$ 1,000.00	$ 1,015.88	$ 9.40
Class C	1.80%
Actual		$ 1,000.00	$ 709.80	$ 7.76
Hypothetical A		$ 1,000.00	$ 1,016.13	$ 9.15
Mega Cap Stock	.75%
Actual		$ 1,000.00	$ 713.50	$ 3.24
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Institutional Class	.69%
Actual		$ 1,000.00	$ 714.10	$ 2.98
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.0	5.2
JPMorgan Chase & Co.	3.4	2.6
Johnson & Johnson	2.9	2.6
Wells Fargo & Co.	2.9	1.2
Microsoft Corp.	2.7	2.8
ConocoPhillips	2.4	2.1
AT&T, Inc.	2.3	2.7
General Electric Co.	2.2	0.7
Wal-Mart Stores, Inc.	2.2	1.6
Hewlett-Packard Co.	2.0	3.4
	28.0
Top Five Market Sectors as of December 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	20.5
Health Care	15.6	12.6
Financials	15.2	15.9
Energy	12.1	16.6
Consumer Staples	10.7	8.6
Asset Allocation (% of fund's net assets)
As of December 31, 2008 *		As of June 30, 2008 **
	Stocks 97.9%		Stocks 100.0%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 0.0%
* Foreign investments	4.2%	** Foreign investments	4.9%

Semiannual Report

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.2%
Magna International, Inc. Class A	23,000	$ 694,707
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	112,000	6,965,280
Starbucks Corp. (a)	40,000	378,400
		7,343,680
Household Durables - 1.5%
NVR, Inc. (a)	2,000	912,500
Whirlpool Corp. (d)	139,900	5,784,865
		6,697,365
Media - 2.7%
Comcast Corp. Class A (special) (non-vtg.)	190,000	3,068,500
News Corp. Class A	50,100	455,409
Omnicom Group, Inc.	11,100	298,812
The DIRECTV Group, Inc. (a)	67,400	1,544,134
The Walt Disney Co.	210,900	4,785,321
Time Warner, Inc.	192,100	1,932,526
Viacom, Inc. Class B (non-vtg.) (a)	23,300	444,098
		12,528,800
Multiline Retail - 0.0%
Kohl's Corp. (a)	1,000	36,200
Target Corp.	3,400	117,402
		153,602
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	6,100	140,727
Best Buy Co., Inc.	41,000	1,152,510
Home Depot, Inc.	183,000	4,212,660
Lowe's Companies, Inc.	130,000	2,797,600
Staples, Inc.	80,643	1,445,123
TJX Companies, Inc.	20,000	411,400
		10,160,020
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc. (a)	50,000	1,038,500
NIKE, Inc. Class B	89,000	4,539,000
		5,577,500
TOTAL CONSUMER DISCRETIONARY		43,155,674
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 10.7%
Beverages - 1.8%
Coca-Cola Enterprises, Inc.	24,300	$ 292,329
Molson Coors Brewing Co. Class B	75,293	3,683,334
The Coca-Cola Co.	94,300	4,268,961
		8,244,624
Food & Staples Retailing - 3.7%
CVS Caremark Corp.	148,700	4,273,638
Kroger Co.	77,700	2,052,057
Wal-Mart Stores, Inc.	178,584	10,011,419
Walgreen Co.	20,000	493,400
		16,830,514
Food Products - 0.3%
Archer Daniels Midland Co.	300	8,649
Kellogg Co.	25,200	1,105,020
Tyson Foods, Inc. Class A	51,300	449,388
		1,563,057
Household Products - 1.8%
Kimberly-Clark Corp.	10,000	527,400
Procter & Gamble Co.	123,200	7,616,224
		8,143,624
Personal Products - 0.2%
Avon Products, Inc.	40,000	961,200
Tobacco - 2.9%
Altria Group, Inc.	429,130	6,462,698
Philip Morris International, Inc.	155,630	6,771,461
		13,234,159
TOTAL CONSUMER STAPLES		48,977,178
ENERGY - 12.1%
Energy Equipment & Services - 0.7%
ENSCO International, Inc.	43,700	1,240,643
Halliburton Co.	53,400	970,812
National Oilwell Varco, Inc. (a)	5,000	122,200
Noble Corp.	8,900	196,601
Schlumberger Ltd. (NY Shares)	715	30,266
Transocean Ltd. (a)	11,552	545,832
		3,106,354
Oil, Gas & Consumable Fuels - 11.4%
Alpha Natural Resources, Inc. (a)	30,000	485,700
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	36,800	$ 2,742,704
Chesapeake Energy Corp.	95,000	1,536,150
Chevron Corp.	118,400	8,758,048
ConocoPhillips	207,500	10,748,500
Devon Energy Corp.	5,000	328,550
Exxon Mobil Corp.	286,271	22,853,013
Marathon Oil Corp.	4,500	123,120
Occidental Petroleum Corp.	51,500	3,089,485
Peabody Energy Corp.	8,927	203,089
Plains Exploration & Production Co. (a)	6,100	141,764
Tesoro Corp.	100	1,317
Valero Energy Corp.	71,500	1,547,260
		52,558,700
TOTAL ENERGY		55,665,054
FINANCIALS - 15.2%
Capital Markets - 2.8%
Bank of New York Mellon Corp.	35,000	991,550
BlackRock, Inc. Class A	1,000	134,150
Charles Schwab Corp.	100,000	1,617,000
Goldman Sachs Group, Inc.	72,400	6,109,836
Janus Capital Group, Inc.	78,700	631,961
Morgan Stanley	120,000	1,924,800
State Street Corp.	38,700	1,522,071
		12,931,368
Commercial Banks - 3.5%
PNC Financial Services Group, Inc.	40,000	1,960,000
U.S. Bancorp, Delaware	5,000	125,050
Wachovia Corp.	156,100	864,794
Wells Fargo & Co.	445,574	13,135,522
		16,085,366
Consumer Finance - 0.6%
Capital One Financial Corp.	90,000	2,870,100
Diversified Financial Services - 5.9%
Bank of America Corp.	547,080	7,702,886
Citigroup, Inc.	408,300	2,739,693
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	4,000	$ 832,440
JPMorgan Chase & Co.	493,000	15,544,290
		26,819,309
Insurance - 2.4%
ACE Ltd.	16,100	852,012
American International Group, Inc.	254,330	399,298
Berkshire Hathaway, Inc. Class B (a)	560	1,799,840
Loews Corp.	45,900	1,296,675
MetLife, Inc.	27,500	958,650
Prudential Financial, Inc.	16,600	502,316
The Chubb Corp.	37,000	1,887,000
The Travelers Companies, Inc.	68,900	3,114,280
		10,810,071
TOTAL FINANCIALS		69,516,214
HEALTH CARE - 15.6%
Biotechnology - 2.9%
Amgen, Inc. (a)	92,590	5,347,073
Biogen Idec, Inc. (a)	27,200	1,295,536
Genentech, Inc. (a)	52,000	4,311,320
Gilead Sciences, Inc. (a)	45,220	2,312,551
		13,266,480
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	70,600	3,783,454
Boston Scientific Corp. (a)	70,000	541,800
C.R. Bard, Inc.	5,200	438,152
Covidien Ltd.	50,000	1,812,000
Medtronic, Inc.	88,300	2,774,386
		9,349,792
Health Care Providers & Services - 2.8%
Express Scripts, Inc. (a)	35,000	1,924,300
Humana, Inc. (a)	80,400	2,997,312
Medco Health Solutions, Inc. (a)	93,800	3,931,158
UnitedHealth Group, Inc.	116,700	3,104,220
WellPoint, Inc. (a)	21,900	922,647
		12,879,637
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. (a)	100	3,407
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 7.9%
Abbott Laboratories	89,600	$ 4,781,952
Allergan, Inc.	1,000	40,320
Eli Lilly & Co.	80,100	3,225,627
Johnson & Johnson	223,300	13,360,039
Merck & Co., Inc.	83,900	2,550,560
Pfizer, Inc.	296,300	5,247,473
Schering-Plough Corp.	75,100	1,278,953
Wyeth	147,100	5,517,721
		36,002,645
TOTAL HEALTH CARE		71,501,961
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.4%
General Dynamics Corp.	38,500	2,217,215
Honeywell International, Inc.	38,600	1,267,238
L-3 Communications Holdings, Inc.	4,100	302,498
Lockheed Martin Corp.	26,900	2,261,752
Northrop Grumman Corp.	75,300	3,391,512
Raytheon Co.	67,000	3,419,680
The Boeing Co.	2,800	119,476
United Technologies Corp.	50,900	2,728,240
		15,707,611
Air Freight & Logistics - 0.3%
FedEx Corp.	20,000	1,283,000
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	45,000	1,115,550
Waste Management, Inc.	10,000	331,400
		1,446,950
Industrial Conglomerates - 2.4%
General Electric Co.	624,800	10,121,760
Tyco International Ltd.	40,000	864,000
		10,985,760
Machinery - 1.7%
Caterpillar, Inc.	54,900	2,452,383
Cummins, Inc.	35,000	935,550
Deere & Co.	97,400	3,732,368
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	700	$ 34,797
Navistar International Corp. (a)	25,000	534,500
		7,689,598
Road & Rail - 0.7%
CSX Corp.	44,000	1,428,680
Norfolk Southern Corp.	20,000	941,000
Union Pacific Corp.	22,000	1,051,600
		3,421,280
TOTAL INDUSTRIALS		40,534,199
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	428,900	6,991,070
Corning, Inc.	112,100	1,068,313
Juniper Networks, Inc. (a)	10,000	175,100
Nokia Corp. sponsored ADR	35,400	552,240
QUALCOMM, Inc.	88,700	3,178,121
		11,964,844
Computers & Peripherals - 4.2%
Apple, Inc. (a)	46,300	3,951,705
Hewlett-Packard Co.	251,300	9,119,677
International Business Machines Corp.	70,400	5,924,864
Western Digital Corp. (a)	30,800	352,660
		19,348,906
Electronic Equipment & Components - 0.2%
Tyco Electronics Ltd.	51,600	836,436
Internet Software & Services - 1.1%
Google, Inc. Class A (sub. vtg.) (a)	16,350	5,030,078
Yahoo!, Inc. (a)	14,300	174,460
		5,204,538
IT Services - 1.9%
Accenture Ltd. Class A	152,200	4,990,638
MasterCard, Inc. Class A	15,000	2,143,950
The Western Union Co.	80,000	1,147,200
Visa, Inc.	10,000	524,500
		8,806,288
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	520,918	5,276,899
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares)	289,900	$ 5,238,493
Intel Corp.	172,200	2,524,452
Texas Instruments, Inc.	145,000	2,250,400
		15,290,244
Software - 4.9%
Adobe Systems, Inc. (a)	40,000	851,600
Microsoft Corp.	631,000	12,266,640
Oracle Corp. (a)	383,900	6,806,547
Symantec Corp. (a)	168,300	2,275,416
		22,200,203
TOTAL INFORMATION TECHNOLOGY		83,651,459
MATERIALS - 1.7%
Chemicals - 1.1%
Celanese Corp. Class A	75,880	943,188
CF Industries Holdings, Inc.	10,000	491,600
FMC Corp.	30,000	1,341,900
Lubrizol Corp.	30,000	1,091,700
Monsanto Co.	18,300	1,287,405
		5,155,793
Metals & Mining - 0.6%
ArcelorMittal SA (NY Shares) Class A	19,300	474,587
Barrick Gold Corp.	37,800	1,389,034
Freeport-McMoRan Copper & Gold, Inc. Class B	1,400	34,216
Rio Tinto PLC sponsored ADR	5,000	444,550
United States Steel Corp.	5,000	186,000
		2,528,387
TOTAL MATERIALS		7,684,180
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	376,900	10,741,650
Qwest Communications International, Inc.	50,000	182,000
Verizon Communications, Inc.	211,800	7,180,020
		18,103,670
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp.	150,000	$ 274,500
TOTAL TELECOMMUNICATION SERVICES		18,378,170
UTILITIES - 2.1%
Electric Utilities - 1.4%
Entergy Corp.	33,000	2,743,290
Exelon Corp.	15,000	834,150
FirstEnergy Corp.	60,000	2,914,800
		6,492,240
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	32,100	264,504
Constellation Energy Group, Inc.	11,800	296,062
NRG Energy, Inc. (a)	50,000	1,166,500
		1,727,066
Multi-Utilities - 0.3%
Dominion Resources, Inc.	20,000	716,800
Public Service Enterprise Group, Inc.	27,300	796,341
		1,513,141
TOTAL UTILITIES		9,732,447
TOTAL COMMON STOCKS (Cost $586,447,960)		448,796,536
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 1.06% (b)	11,065,456	11,065,456
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	4,648,000	4,648,000
TOTAL MONEY MARKET FUNDS (Cost $15,713,456)		15,713,456
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $602,161,416)		464,509,992
NET OTHER ASSETS - (1.3)%		(6,094,728)
NET ASSETS - 100%		$ 458,415,264
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62,471
Fidelity Securities Lending Cash Central Fund	155,565
Total	$ 218,036
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 464,509,992	$ 464,509,992	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,631,200) - See accompanying schedule: Unaffiliated issuers (cost $586,447,960)	$ 448,796,536
Fidelity Central Funds (cost $15,713,456)	15,713,456
Total Investments (cost $602,161,416)		$ 464,509,992
Receivable for investments sold		18,069,846
Receivable for fund shares sold		1,821,489
Dividends receivable		829,237
Distributions receivable from Fidelity Central Funds		15,012
Prepaid expenses		5,678
Total assets		485,251,254

Liabilities
Payable for fund shares redeemed	$ 21,866,576
Accrued management fee	181,658
Distribution fees payable	501
Other affiliated payables	111,848
Other payables and accrued expenses	27,407
Collateral on securities loaned, at value	4,648,000
Total liabilities		26,835,990

Net Assets		$ 458,415,264
Net Assets consist of:
Paid in capital		$ 716,942,710
Undistributed net investment income		74,156
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(120,950,178)
Net unrealized appreciation (depreciation) on investments		(137,651,424)
Net Assets		$ 458,415,264

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($508,760 ÷ 73,332 shares)	$ 6.94

Maximum offering price per share (100/94.25 of $6.94)	$ 7.36
Class T: Net Asset Value and redemption price per share ($159,957 ÷ 23,020 shares)	$ 6.95

Maximum offering price per share (100/96.50 of $6.95)	$ 7.20
Class B: Net Asset Value and offering price per share ($108,837 ÷ 15,661 shares) A	$ 6.95

Class C: Net Asset Value and offering price per share ($477,179 ÷ 68,927 shares) A	$ 6.92

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($456,972,774 ÷ 65,728,547 shares)	$ 6.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($187,757 ÷ 27,018 shares)	$ 6.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2008 (Unaudited)

Investment Income
Dividends		$ 6,394,502
Interest		11
Income from Fidelity Central Funds		218,036
Total income		6,612,549

Expenses
Management fee	$ 1,235,698
Transfer agent fees	577,424
Distribution fees	2,099
Accounting and security lending fees	102,619
Custodian fees and expenses	10,075
Independent trustees' compensation	1,470
Registration fees	37,552
Audit	26,952
Legal	2,591
Interest	5,631
Miscellaneous	26,850
Total expenses before reductions	2,028,961
Expense reductions	(21,633)	2,007,328
Net investment income (loss)		4,605,221
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(115,768,325)
Foreign currency transactions	(492)
Total net realized gain (loss)		(115,768,817)
Change in net unrealized appreciation (depreciation) on: Investment securities	(62,563,867)
Assets and liabilities in foreign currencies	(479)
Total change in net unrealized appreciation (depreciation)		(62,564,346)
Net gain (loss)		(178,333,163)
Net increase (decrease) in net assets resulting from operations		$ (173,727,942)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2008 (Unaudited)	Year ended June 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,605,221	$ 6,085,707
Net realized gain (loss)	(115,768,817)	(652,994)
Change in net unrealized appreciation (depreciation)	(62,564,346)	(106,617,222)
Net increase (decrease) in net assets resulting from operations	(173,727,942)	(101,184,509)
Distributions to shareholders from net investment income	(8,071,102)	(2,028,069)
Distributions to shareholders from net realized gain	(1,264,702)	(12,126,374)
Total distributions	(9,335,804)	(14,154,443)
Share transactions - net increase (decrease)	(26,603,680)	578,258,425
Total increase (decrease) in net assets	(209,667,426)	462,919,473

Net Assets
Beginning of period	668,082,690	205,163,217
End of period (including undistributed net investment income of $74,156 and undistributed net investment income of $4,457,069, respectively)	$ 458,415,264	$ 668,082,690

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.05	.05
Net realized and unrealized gain (loss)	(2.86)	(.77)
Total from investment operations	(2.81)	(.72)
Distributions from net investment income	(.12)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.14)	-
Net asset value, end of period	$ 6.94	$ 9.89
Total Return B, C, D	(28.66)%	(6.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.02% A
Expenses net of fee waivers, if any	1.10% A	1.02% A
Expenses net of all reductions	1.10% A	1.01% A
Net investment income (loss)	1.37% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 509	$ 106
Portfolio turnover rate G	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.05	.04
Net realized and unrealized gain (loss)	(2.88)	(.77)
Total from investment operations	(2.83)	(.73)
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.10)	-
Net asset value, end of period	$ 6.95	$ 9.88
Total Return B, C, D	(28.78)%	(6.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35% A	1.32% A
Expenses net of fee waivers, if any	1.35% A	1.32% A
Expenses net of all reductions	1.35% A	1.32% A
Net investment income (loss)	1.12% A	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 160	$ 136
Portfolio turnover rate G	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.03	.02
Net realized and unrealized gain (loss)	(2.88)	(.76)
Total from investment operations	(2.85)	(.74)
Distributions from net investment income	(.05)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.07)	-
Net asset value, end of period	$ 6.95	$ 9.87
Total Return B, C, D	(29.01)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85% A	1.73% A
Expenses net of fee waivers, if any	1.85% A	1.73% A
Expenses net of all reductions	1.85% A	1.73% A
Net investment income (loss)	.62% A	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 107
Portfolio turnover rate G	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.03	.02
Net realized and unrealized gain (loss)	(2.88)	(.76)
Total from investment operations	(2.85)	(.74)
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.10)	-
Net asset value, end of period	$ 6.92	$ 9.87
Total Return B, C, D	(29.02)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	1.71% A
Expenses net of fee waivers, if any	1.80% A	1.71% A
Expenses net of all reductions	1.80% A	1.71% A
Net investment income (loss)	.67% A	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 477	$ 98
Portfolio turnover rate G	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

Six months ended December 31,2008

Years ended June 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 12.06	$ 10.31	$ 9.28	$ 9.24	$ 8.48
Income from Investment Operations
Net investment income (loss) D	.07	.14	.09	.05	.14 G	.06
Net realized and unrealized gain (loss)	(2.89)	(1.60)	1.93	1.21	.02	.76
Total from investment operations	(2.82)	(1.46)	2.02	1.26	.16	.82
Distributions from net investment income	(.12)	(.07)	(.09)	(.06)	(.12)	(.06)
Distributions from net realized gain	(.02)	(.62)	(.18)	(.17)	-	-
Total distributions	(.14)	(.69)	(.27)	(.23)	(.12)	(.06)
Net asset value, end of period	$ 6.95	$ 9.91	$ 12.06	$ 10.31	$ 9.28	$ 9.24
Total Return B, C	(28.65)%	(12.73)%	20.05%	13.63%	1.71%	9.68%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.75%	.81%	.86%	.84%	.86%
Expenses net of fee waivers, if any	.75% A	.74%	.81%	.86%	.84%	.86%
Expenses net of all reductions	.75% A	.74%	.81%	.82%	.81%	.85%
Net investment income (loss)	1.72% A	1.28%	.79%	.51%	1.52% G	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 456,973	$ 667,542	$ 205,163	$ 182,834	$ 179,344	$ 209,344
Portfolio turnover rate F	112% A	97%	94%	180%	79%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended December 31, 2008

Year ended June 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.07	.07
Net realized and unrealized gain (loss)	(2.88)	(.77)
Total from investment operations	(2.81)	(.70)
Distributions from net investment income	(.13)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.15)	-
Net asset value, end of period	$ 6.95	$ 9.91
Total Return B, C	(28.59)%	(6.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.70% A
Expenses net of fee waivers, if any	.69% A	.70% A
Expenses net of all reductions	.69% A	.70% A
Net investment income (loss)	1.78% A	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188	$ 93
Portfolio turnover rate F	112% A	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2008 (Unaudited)

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Mega Cap Stock and Institutional Class Shares, each of which has equal rights to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of December 31, 2008, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 12,991,808
Unrealized depreciation	(161,209,957)
Net unrealized appreciation (depreciation)	$ (148,218,149)

Cost for federal income tax purposes	$ 612,728,141

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,296,191 and $346,010,520, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged 0.26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 326	$ 91
Class T	.25%	.25%	362	196
Class B	.75%	.25%	506	477
Class C	.75%	.25%	905	687
			$ 2,099	$ 1,451

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,206
Class T	10
Class B*	41
Class C*	-
$ 1,257

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 392.30
Class T	223.31
Class B	156.31
Class C	238.26
Mega Cap Stock	576,347.22
Institutional Class	68.15
	$ 577,424

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,216 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 18,683,400	2.17%	$ 5,631

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $652

Semiannual Report

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $155,565.

9. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Mega Cap Stock	$ 8

In addition, FMR voluntarily agreed to reimburse a portion of Mega Cap Stock's operating expenses. During the period, this reimbursement reduced the class's expenses by $21,625.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2008	Year ended June 30, 2008
From net investment income
Class A	$ 5,012	$ -
Class T	1,485	-
Class B	634	-
Class C	2,462	-
Mega Cap Stock	8,059,632	2,028,069
Institutional Class	1,877	-
Total	$ 8,071,102	$ 2,028,069
From net realized gain
Class A	$ 291	$ -
Class T	296	-
Class B	207	-
Class C	292	-
Mega Cap Stock	1,263,428	12,126,374
Institutional Class	188	-
Total	$ 1,264,702	$ 12,126,374

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2008	Year ended June 30, 2008 A	Six months ended December 31, 2008	Year ended June 30, 2008 A
Class A
Shares sold	92,614	10,749	$ 666,998	$ 114,109
Reinvestment of distributions	668	-	4,811	-
Shares redeemed	(30,699)	-	(213,333)	-
Net increase (decrease)	62,583	10,749	$ 458,476	$ 114,109
Class T
Shares sold	19,792	13,813	$ 138,373	$ 145,705
Reinvestment of distributions	225	-	1,781	-
Shares redeemed	(10,735)	(75)	(72,562)	(773)
Net increase (decrease)	9,282	13,738	$ 67,592	$ 144,932

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2008	Year ended June 30, 2008 A	Six months ended December 31, 2008	Year ended June 30, 2008 A
Class B
Shares sold	5,536	10,836	$ 41,197	$ 114,788
Reinvestment of distributions	106	-	833	-
Shares redeemed	(808)	(9)	(7,337)	(99)
Net increase (decrease)	4,834	10,827	$ 34,693	$ 114,689
Class C
Shares sold	61,613	9,953	$ 454,109	$ 105,728
Reinvestment of distributions	373	-	2,754	-
Shares redeemed	(3,012)	-	(18,812)	-
Net increase (decrease)	58,974	9,953	$ 438,051	$ 105,728
Mega Cap Stock
Shares sold	22,345,635	62,330,525	$ 171,418,950	$ 706,742,566
Reinvestment of distributions	1,015,272	1,173,267	8,283,272	13,245,178
Shares redeemed	(25,020,288)	(13,126,183)	(207,426,868)	(142,308,777)
Net increase (decrease)	(1,659,381)	50,377,609	$ (27,724,646)	$ 577,678,967
Institutional Class
Shares sold	17,421	9,425	$ 120,754	$ 100,000
Reinvestment of distributions	172	-	1,400	-
Net increase (decrease)	17,593	9,425	$ 122,154	$ 100,000

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund (formerly known as Fidelity Growth & Income II Portfolio)

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The fund did not offer Advisor classes as of Decem-ber 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Mega Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGIII-USAN-0209-01
1.855222.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 11, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 11, 2009